THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Aerospace & Defense — 0.6%
35,682	General Dynamics Corp.	$7,568,152
	Auto Components — 1.0%
306,913	BorgWarner, Inc.	13,458,135
	Banks — 5.9%
405,336	Citizens Financial Group, Inc.	20,862,644
453,342	First Horizon Corp.	7,756,682
38,415	JPMorgan Chase & Co.	5,708,469
509,342	KeyCorp	12,764,111
990,292	Regions Financial Corp.	22,717,298
166,242	US Bancorp	9,673,622
		79,482,826
	Biotechnology — 1.7%
101,986	Amgen, Inc.	23,165,100
	Building Products — 1.1%
311,801	Carrier Global Corp.	14,866,672
	Capital Markets — 3.0%
365,013	Bank of New York Mellon Corp. (The)	21,630,670
174,272	Janus Henderson Group PLC	6,430,637
115,014	Raymond James Financial, Inc.	12,176,532
		40,237,839
	Chemicals — 0.5%
145,930	Corteva, Inc.	7,016,314
	Communications Equipment — 4.6%
119,828	Arista Networks, Inc.[1]	14,895,819
195,921	Ciena Corp.[1]	12,991,521
240,792	Cisco Systems, Inc.	13,404,891
94,849	F5, Inc.[1]	19,692,549
		60,984,780
	Construction & Engineering — 1.4%
178,065	Quanta Services, Inc.	18,290,837
	Consumer Finance — 2.5%
175,377	Ally Financial, Inc.	8,368,991
556,198	SLM Corp.	10,200,671
365,043	Synchrony Financial	15,547,181
		34,116,843
	Containers & Packaging — 1.3%
351,692	International Paper Co.	16,969,139
	Diversified Telecommunication Services — 2.2%
590,490	AT&T, Inc.	15,057,495
269,172	Verizon Communications, Inc.	14,328,026
		29,385,521
	Electric Utilities — 0.8%
118,348	American Electric Power Co., Inc.	10,698,659
	Electrical Equipment — 0.5%
51,285	AMETEK, Inc.	7,014,249
	Energy Equipment & Services — 1.7%
830,302	Baker Hughes Co., Class A	22,783,487
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Entertainment — 2.4%
251,356	Activision Blizzard, Inc.	$19,859,637
96,174	Electronic Arts, Inc.	12,758,443
		32,618,080
	Equity Real Estate Investment Trusts — 3.7%
47,472	American Tower Corp.	11,939,208
36,592	Crown Castle International Corp.	6,678,406
37,490	Extra Space Storage, Inc.	7,430,143
146,218	Prologis, Inc.	22,929,907
		48,977,664
	Food & Staples Retailing — 0.8%
243,769	Kroger Co. (The)	10,625,891
	Food Products — 2.3%
217,599	General Mills, Inc.	14,944,699
111,898	Mondelez International, Inc. - Class A	7,500,523
92,597	Tyson Foods, Inc. - Class A	8,416,142
		30,861,364
	Health Care Providers & Services — 5.3%
36,757	Anthem, Inc.	16,209,469
63,439	Cigna Corp.	14,620,152
107,690	CVS Health Corp.	11,470,062
174,729	DaVita, Inc.[1]	18,935,382
35,672	McKesson Corp.	9,157,716
		70,392,781
	Hotels, Restaurants & Leisure — 1.7%
6,172	Booking Holdings, Inc.[1]	15,159,234
41,385	Expedia Group, Inc.[1]	7,585,457
		22,744,691
	Household Durables — 2.6%
219,173	Lennar Corp. - Class A	21,064,717
65,846	Whirlpool Corp.[2]	13,840,171
		34,904,888
	Household Products — 1.0%
80,886	Procter & Gamble Co. (The)	12,978,159
	Independent Power & Renewable Electricity Producer — 1.5%
899,506	AES Corp. (The)	19,951,043
	Insurance — 2.1%
118,932	Aflac, Inc.	7,471,308
167,275	Fidelity National Financial, Inc.	8,422,296
188,161	MetLife, Inc.	12,618,077
		28,511,681
	Interactive Media & Services — 3.6%
9,221	Alphabet, Inc. - Class A1	24,952,671
74,530	Meta Platforms, Inc. - Class A1	23,347,268
		48,299,939
	Internet & Direct Marketing Retail — 1.3%
297,530	eBay, Inc.	17,872,627
	IT Services — 4.4%
52,803	Accenture PLC - Class A	18,670,085
54,482	Akamai Technologies, Inc.[1]	6,240,913
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
295,041	Amdocs, Ltd.	$22,390,661
130,387	Cognizant Technology Solutions Corp. - Class A	11,137,658
		58,439,317
	Life Sciences Tools & Services — 3.9%
108,355	Agilent Technologies, Inc.	15,096,019
7,166	Mettler-Toledo International, Inc.[1]	10,553,225
53,165	PerkinElmer, Inc.	9,153,418
15,949	Thermo Fisher Scientific, Inc.	9,271,154
24,252	Waters Corp.[1]	7,763,550
		51,837,366
	Machinery — 1.1%
47,398	Parker-Hannifin Corp.	14,693,854
	Media — 3.3%
444,449	Comcast Corp. - Class A	22,218,005
380,341	Fox Corp. - Class A	15,445,648
83,035	Omnicom Group, Inc.	6,257,518
		43,921,171
	Metals & Mining — 1.0%
138,865	Nucor Corp.	14,080,911
	Multi-line Retail — 1.8%
107,274	Target Corp.	23,646,408
	Multi-Utilities — 0.6%
267,652	NiSource, Inc.	7,810,085
	Oil, Gas & Consumable Fuels — 1.4%
98,701	ConocoPhillips	8,746,882
131,201	Marathon Petroleum Corp.	9,413,672
		18,160,554
	Pharmaceuticals — 1.5%
85,476	Johnson & Johnson	14,726,660
113,097	Pfizer, Inc.	5,959,081
		20,685,741
	Professional Services — 1.0%
169,015	Booz Allen Hamilton Holding Corp.	12,968,521
	Real Estate Management & Development — 0.6%
86,260	CBRE Group, Inc. - Class A1	8,741,588
	Road & Rail — 1.9%
475,161	CSX Corp.	16,260,009
150,913	Knight-Swift Transportation Holdings, Inc.	8,538,658
		24,798,667
	Semiconductors & Semiconductor Equipment — 4.9%
170,821	Applied Materials, Inc.	23,604,046
269,573	Intel Corp.	13,160,554
57,496	Qorvo, Inc.[1]	7,893,051
80,230	Skyworks Solutions, Inc.	11,755,299
76,840	Teradyne, Inc.	9,023,321
		65,436,271
	Software — 9.1%
509,524	Dropbox, Inc. - Class A1	12,610,719
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
65,284	Fortinet, Inc.[1]	$19,405,016
79,167	Microsoft Corp.	24,619,354
52,199	Salesforce.com, Inc.[1]	12,143,054
196,785	SS&C Technologies Holdings, Inc.	15,717,218
77,438	Synopsys, Inc.[1]	24,044,499
98,232	VMware, Inc. - Class A	12,620,847
		121,160,707
	Specialty Retail — 2.6%
181,363	Best Buy Co., Inc.	18,005,719
68,653	Lowe’s Cos., Inc.	16,294,789
		34,300,508
	Technology Hardware, Storage & Peripherals — 2.7%
695,964	Hewlett Packard Enterprise Co.	11,365,092
692,149	HP, Inc.	25,422,633
		36,787,725
	Textiles, Apparel & Luxury Goods — 0.5%
58,624	Ralph Lauren Corp., Class A	6,497,884
	Tobacco — 0.5%
65,571	Philip Morris International, Inc.	6,743,977
	TOTAL COMMON STOCKS (Cost $905,083,810)	1,335,488,616
Face Amount
REPURCHASE AGREEMENT* — 0.1%
$1,720,603	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $1,720,603, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $1,507,700, coupon rate of 0.500%, due 04/15/24, market value of $1,755,124)	1,720,603
	TOTAL REPURCHASE AGREEMENT (Cost $1,720,603)	1,720,603
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.0%
493,792	State Street Navigator Securities Lending Government Money Market Portfolio[3]	493,792
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $493,792)	493,792
TOTAL INVESTMENTS (Cost $907,298,205)	100.0%	$1,337,703,011
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(319,500)
NET ASSETS	100.0%	$1,337,383,511

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 1.2%
34,636	Lockheed Martin Corp.	$13,477,907
49,207	Northrop Grumman Corp.	18,201,669
		31,679,576
	Air Freight & Logistics — 0.8%
190,246	Expeditors International of Washington, Inc.	21,779,362
	Auto Components — 0.5%
307,642	BorgWarner, Inc.	13,490,102
	Banks — 1.3%
682,860	Citizens Financial Group, Inc.	35,146,804
	Beverages — 1.7%
415,219	Coca-Cola Co. (The)	25,332,511
231,644	Monster Beverage Corp.[1]	20,088,168
		45,420,679
	Biotechnology — 3.5%
79,627	Amgen, Inc.	18,086,477
79,582	Regeneron Pharmaceuticals, Inc.[1]	48,432,809
112,200	Vertex Pharmaceuticals, Inc.[1]	27,270,210
		93,789,496
	Building Products — 1.6%
459,034	Carrier Global Corp.	21,886,741
211,532	Fortune Brands Home & Security, Inc.	19,919,969
		41,806,710
	Capital Markets — 3.1%
331,570	Intercontinental Exchange, Inc.	41,996,656
44,655	Moody’s Corp.	15,316,665
65,126	S&P Global, Inc.	27,041,618
		84,354,939
	Chemicals — 0.4%
112,981	Westlake Chemical Corp.	11,145,576
	Communications Equipment — 2.3%
494,365	Arista Networks, Inc.[1]	61,454,513
	Containers & Packaging — 1.5%
192,856	Avery Dennison Corp.	39,616,480
	Electronic Equipment, Instruments & Components — 6.1%
788,481	Amphenol Corp. - Class A	62,755,203
283,089	CDW Corp.	53,517,976
188,005	Jabil, Inc.	11,560,427
223,698	Keysight Technologies, Inc.[1]	37,764,696
		165,598,302
	Entertainment — 4.4%
252,176	Activision Blizzard, Inc.	19,924,426
317,029	Electronic Arts, Inc.	42,057,067
341,914	Take-Two Interactive Software, Inc.[1]	55,848,233
		117,829,726
	Equity Real Estate Investment Trusts — 2.4%
188,460	American Tower Corp.	47,397,690
54,653	SBA Communications Corp. REIT	17,786,272
		65,183,962
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Food & Staples Retailing — 1.4%
73,456	Costco Wholesale Corp.	$37,104,829
	Health Care Providers & Services — 1.7%
89,698	McKesson Corp.	23,027,270
45,891	UnitedHealth Group, Inc.	21,686,710
		44,713,980
	Hotels, Restaurants & Leisure — 1.9%
110,127	Darden Restaurants, Inc.	15,403,464
115,275	Starbucks Corp.	11,333,838
285,174	Wyndham Hotels & Resorts, Inc.	23,940,357
		50,677,659
	Household Durables — 1.9%
319,651	Lennar Corp. - Class A	30,721,658
277,100	Tempur Sealy International, Inc.	11,031,351
175,767	Toll Brothers, Inc.	10,364,980
		52,117,989
	Household Products — 0.5%
134,043	Church & Dwight Co., Inc.	13,759,514
	Insurance — 0.7%
126,756	Marsh & McLennan Cos., Inc.	19,474,792
	Interactive Media & Services — 5.7%
28,079	Alphabet, Inc. - Class A1	75,983,740
243,255	Meta Platforms, Inc. - Class A1	76,202,061
		152,185,801
	Internet & Direct Marketing Retail — 2.0%
905,304	eBay, Inc.	54,381,611
	IT Services — 8.0%
153,037	Accenture PLC - Class A	54,110,822
263,568	Automatic Data Processing, Inc.	54,339,814
56,955	EPAM Systems, Inc.[1]	27,118,554
103,910	FleetCor Technologies, Inc.[1]	24,757,597
462,771	Paychex, Inc.	54,495,913
		214,822,700
	Life Sciences Tools & Services — 2.0%
87,176	Agilent Technologies, Inc.	12,145,360
84,651	PerkinElmer, Inc.	14,574,363
46,515	Thermo Fisher Scientific, Inc.	27,039,169
		53,758,892
	Media — 0.9%
154,075	Nexstar Media Group, Inc. - Class A	25,480,923
	Multi-line Retail — 0.4%
53,783	Target Corp.	11,855,387
	Oil, Gas & Consumable Fuels — 0.8%
192,544	EOG Resources, Inc.	21,464,805
	Personal Products — 0.5%
43,450	Estee Lauder Cos., Inc. (The) - Class A	13,547,276
	Professional Services — 1.5%
135,978	Booz Allen Hamilton Holding Corp.	10,433,592
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Professional Services — (Continued)
263,005	Robert Half International, Inc.	$29,787,946
		40,221,538
	Road & Rail — 0.5%
44,938	Old Dominion Freight Line, Inc.	13,568,130
	Semiconductors & Semiconductor Equipment — 7.8%
444,561	Applied Materials, Inc.	61,429,439
65,501	KLA Corp.	25,497,574
659,683	Micron Technology, Inc.	54,272,120
64,687	Monolithic Power Systems, Inc.	26,064,333
175,988	NVIDIA Corp.	43,092,422
		210,355,888
	Software — 16.5%
33,756	Adobe, Inc.[1]	18,035,831
238,401	Cadence Design Systems, Inc.[1]	36,270,328
1,276,764	Dropbox, Inc. - Class A1	31,599,909
200,413	Fortinet, Inc.[1]	59,570,760
58,732	Intuit, Inc.	32,609,768
242,608	Microsoft Corp.	75,446,236
436,742	Oracle Corp.	35,445,981
606,475	SS&C Technologies Holdings, Inc.	48,439,158
174,644	Synopsys, Inc.[1]	54,226,962
409,881	VMware, Inc. - Class A	52,661,511
		444,306,444
	Specialty Retail — 6.6%
509,348	Best Buy Co., Inc.	50,568,070
245,749	Lowe’s Cos., Inc.	58,328,525
748,737	TJX Cos., Inc. (The)	53,886,602
95,739	Williams-Sonoma, Inc.	15,369,939
		178,153,136
	Technology Hardware, Storage & Peripherals — 4.7%
309,556	Apple, Inc.	54,104,198
849,103	Dell Technologies, Inc. - Class C1	48,237,541
633,894	HP, Inc.	23,282,927
		125,624,666
	Textiles, Apparel & Luxury Goods — 1.6%
152,524	NIKE, Inc. - Class B	22,584,229
563,370	Tapestry, Inc.	21,379,891
		43,964,120
	Tobacco — 1.1%
582,813	Altria Group, Inc.	29,653,525
	TOTAL COMMON STOCKS (Cost $1,969,672,173)	2,679,489,832
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.4%
$10,053,911	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $10,053,911, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $8,809,400, coupon rate of 0.500%, due 04/15/24, market value of $10,255,081)	$10,053,911
TOTAL REPURCHASE AGREEMENT (Cost $10,053,911)		10,053,911
TOTAL INVESTMENTS (Cost $1,979,726,084)	99.9%	$2,689,543,743
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	3,584,253
NET ASSETS	100.0%	$2,693,127,996

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Aerospace & Defense — 1.9%
224	General Dynamics Corp.	$47,510
	Automobiles — 0.9%
1,094	Ford Motor Co.	22,208
	Banks — 9.5%
719	Citigroup, Inc.	46,821
386	Citizens Financial Group, Inc.	19,867
324	Fifth Third Bancorp	14,460
315	JPMorgan Chase & Co.	46,809
2,497	KeyCorp	62,575
2,276	Regions Financial Corp.	52,212
		242,744
	Biotechnology — 1.3%
189	Gilead Sciences, Inc.	12,981
81	Vertex Pharmaceuticals, Inc.[1]	19,687
		32,668
	Building Products — 0.7%
192	Fortune Brands Home & Security, Inc.	18,081
	Capital Markets — 5.1%
84	Evercore, Inc. - Class A	10,485
282	Intercontinental Exchange, Inc.	35,718
447	Invesco, Ltd.	10,129
326	Janus Henderson Group PLC	12,030
322	Jefferies Financial Group, Inc.	11,798
278	Nasdaq, Inc.	49,820
		129,980
	Chemicals — 0.7%
157	Eastman Chemical Co.	18,672
	Commercial Services & Supplies — 0.5%
108	Republic Services, Inc., Class A	13,787
	Communications Equipment — 0.8%
349	Cisco Systems, Inc.	19,429
	Construction & Engineering — 0.7%
165	Quanta Services, Inc.	16,949
	Consumer Finance — 3.8%
979	Ally Financial, Inc.	46,718
76	Capital One Financial Corp.	11,151
939	Synchrony Financial	39,992
		97,861
	Containers & Packaging — 1.3%
705	International Paper Co.	34,016
	Diversified Financial Services — 0.6%
459	Equitable Holdings, Inc.	15,441
	Diversified Telecommunication Services — 4.3%
2,093	AT&T, Inc.	53,372
2,161	Lumen Technologies, Inc.	26,710
580	Verizon Communications, Inc.	30,873
		110,955
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 2.1%
318	FirstEnergy Corp.	$13,343
583	Southern Co. (The)	40,513
		53,856
	Electronic Equipment, Instruments & Components — 0.6%
121	Arrow Electronics, Inc.[1]	15,004
	Energy Equipment & Services — 3.7%
1,940	Baker Hughes Co., Class A	53,233
1,067	Schlumberger, Ltd.	41,688
		94,921
	Equity Real Estate Investment Trusts — 2.9%
602	American Homes 4 Rent - Class A	23,556
660	Duke Realty Corp.	38,135
456	VICI Properties, Inc.	13,051
		74,742
	Food & Staples Retailing — 1.0%
561	Kroger Co. (The)	24,454
	Food Products — 4.5%
394	Archer-Daniels-Midland Co.	29,550
792	General Mills, Inc.	54,395
341	Tyson Foods, Inc. - Class A	30,993
		114,938
	Health Care Providers & Services — 6.5%
96	Anthem, Inc.	42,335
109	Cigna Corp.	25,120
406	CVS Health Corp.	43,243
120	McKesson Corp.	30,806
191	Quest Diagnostics, Inc.	25,789
		167,293
	Household Durables — 1.8%
161	DR Horton, Inc.	14,365
122	Lennar Corp. - Class A	11,725
360	PulteGroup, Inc.	18,968
		45,058
	Household Products — 1.2%
191	Procter & Gamble Co. (The)	30,646
	Independent Power & Renewable Electricity Producer — 1.1%
1,300	AES Corp. (The)	28,834
	Insurance — 4.3%
279	American International Group, Inc.	16,112
774	Fidelity National Financial, Inc.	38,971
259	MetLife, Inc.	17,369
337	Prudential Financial, Inc.	37,599
		110,051
	Interactive Media & Service — 0.7%
7	Alphabet, Inc. - Class A1	18,943
	IT Services — 2.4%
217	Amdocs, Ltd.	16,468
355	Cognizant Technology Solutions Corp. - Class A	30,324
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
271	Genpact, Ltd.	$13,483
		60,275
	Life Sciences Tools & Services — 3.0%
124	Agilent Technologies, Inc.	17,276
243	PerkinElmer, Inc.	41,837
31	Thermo Fisher Scientific, Inc.	18,020
		77,133
	Machinery — 4.1%
189	Cummins, Inc.	41,746
103	Parker-Hannifin Corp.	31,931
156	Snap-on, Inc.	32,487
		106,164
	Media — 4.1%
191	Comcast Corp. - Class A	9,548
413	Fox Corp. - Class A	16,772
746	Fox Corp. - Class B	27,736
1,422	Interpublic Group of Cos., Inc. (The)	50,538
		104,594
	Metals & Mining — 2.5%
380	Nucor Corp.	38,532
170	Reliance Steel & Aluminum Co.	25,990
		64,522
	Multi-Utilities — 2.2%
399	Sempra Energy	55,126
	Oil, Gas & Consumable Fuels — 2.7%
522	ConocoPhillips	46,260
1,348	Kinder Morgan, Inc.	23,401
		69,661
	Pharmaceuticals — 5.1%
817	Bristol-Myers Squibb Co.	53,015
167	Merck & Co., Inc.	13,607
1,202	Pfizer, Inc.	63,334
		129,956
	Professional Services — 0.6%
140	Robert Half International, Inc.	15,856
	Real Estate Management & Development — 3.0%
438	CBRE Group, Inc. - Class A1	44,387
128	Jones Lang LaSalle, Inc.[1]	32,101
		76,488
	Road & Rail — 1.2%
866	CSX Corp.	29,635
	Semiconductors & Semiconductor Equipment — 1.9%
116	Applied Materials, Inc.	16,029
645	Intel Corp.	31,489
		47,518
	Software — 1.6%
169	SS&C Technologies Holdings, Inc.	13,498
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
213	VMware, Inc. - Class A	$27,366
		40,864
	Specialty Retail — 0.6%
151	Best Buy Co., Inc.	14,991
	Technology Hardware, Storage & Peripherals — 1.3%
798	Hewlett Packard Enterprise Co.	13,031
544	HP, Inc.	19,981
		33,012
	Thrifts & Mortgage Finance — 0.5%
1,101	New York Community Bancorp, Inc.	12,838
	TOTAL COMMON STOCKS (Cost $1,986,369)	2,537,674
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$16,840	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $16,840, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $14,800, coupon rate of 0.500%, due 04/15/24, market value of $17,229)	16,840
	TOTAL REPURCHASE AGREEMENT (Cost $16,840)	16,840
TOTAL INVESTMENTS (Cost $2,003,209)	100.0%	$2,554,514
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(38)
NET ASSETS	100.0%	$2,554,476

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.3%
	Air Freight & Logistics — 0.7%
127	Atlas Air Worldwide Holdings, Inc.[1]	$10,202
	Auto Components — 0.5%
81	Gentherm, Inc.[1]	7,079
	Automobiles — 0.7%
176	Winnebago Industries, Inc.	11,355
	Banks — 11.5%
262	Ameris Bancorp	12,919
519	Central Pacific Financial Corp.	15,103
333	Eastern Bankshares, Inc.	7,090
337	Financial Institutions, Inc.	10,865
1,455	First BanCorp	21,170
211	First Financial Corp.	9,472
489	First Foundation, Inc.	12,787
334	Hanmi Financial Corp.	8,978
268	Heartland Financial USA, Inc.	13,944
408	Hilltop Holdings, Inc.	13,476
257	HomeStreet, Inc.	12,529
853	Hope Bancorp, Inc.	14,288
985	Investors Bancorp, Inc.	16,075
354	Lakeland Bancorp, Inc.	6,701
		175,397
	Beverages — 0.8%
739	Primo Water Corp.	12,341
	Biotechnology — 7.6%
4,481	Akebia Therapeutics, Inc.[1]	8,917
720	Alector, Inc.[1]	11,419
375	AnaptysBio, Inc.[1]	11,989
814	Atara Biotherapeutics, Inc.[1]	12,503
2,600	Catalyst Pharmaceuticals, Inc.[1]	14,976
862	Intercept Pharmaceuticals, Inc.[1,2]	14,128
279	Prothena Corp. PLC[1]	9,508
664	uniQure N.V.[1]	11,985
621	Vanda Pharmaceuticals, Inc.[1]	9,415
3,084	Viking Therapeutics, Inc.[1]	11,442
		116,282
	Building Products — 3.1%
1,437	Cornerstone Building Brands, Inc.[1]	21,196
263	Griffon Corp.	5,889
337	Quanex Building Products Corp.	7,343
504	Resideo Technologies, Inc.[1]	12,489
		46,917
	Capital Markets — 1.9%
344	Cowen, Inc. - Class A	10,898
471	Donnelley Financial Solutions, Inc.[1]	17,530
		28,428
	Chemicals — 3.0%
277	AdvanSix, Inc.	11,659
148	Minerals Technologies, Inc.	10,355
218	Trinseo PLC	11,672
557	Tronox Holdings PLC	12,644
		46,330
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Commercial Services & Supplies — 1.5%
278	ABM Industries, Inc.	$11,590
727	ACCO Brands Corp.	5,918
859	GEO Group, Inc. (The)[2]	5,781
		23,289
	Construction & Engineering — 0.8%
135	Comfort Systems USA, Inc.	12,120
	Consumer Finance — 1.2%
1,082	Navient Corp.	18,859
	Diversified Consumer Services — 0.5%
220	Stride, Inc.[1]	7,715
	Diversified Telecommunication Services — 1.9%
1,629	Consolidated Communications Holdings, Inc.[1]	11,712
480	EchoStar Corp. - Class A1	11,371
294	Ooma, Inc.[1]	5,304
		28,387
	Electronic Equipment, Instruments & Components — 2.3%
649	Knowles Corp.[1]	13,765
230	Sanmina Corp.[1]	8,699
528	TTM Technologies, Inc.[1]	7,107
252	Vishay Intertechnology, Inc.	5,219
		34,790
	Energy Equipment & Services — 1.3%
895	Oceaneering International, Inc.[1]	11,662
1,192	Oil States International, Inc.[1]	7,474
		19,136
	Equity Real Estate Investment Trusts — 7.6%
799	Brandywine Realty Trust REIT	10,275
153	Centerspace REIT	14,593
822	City Office REIT, Inc.	14,656
382	Corporate Office Properties Trust	9,649
82	EastGroup Properties, Inc.	16,393
343	Essential Properties Realty Trust, Inc. REIT	9,107
297	Kite Realty Group Trust	6,201
331	National Storage Affiliates Trust	20,377
322	STAG Industrial, Inc.	13,759
		115,010
	Food & Staples Retailing — 1.3%
263	SpartanNash Co.	6,462
289	Sprouts Farmers Market, Inc.[1]	7,844
135	United Natural Foods, Inc.[1]	5,235
		19,541
	Gas Utilities — 1.6%
267	Northwest Natural Holding Co.	12,640
177	Southwest Gas Holdings, Inc.	12,068
		24,708
	Health Care Equipment & Supplies — 1.1%
1,500	Accuray, Inc.[1]	5,475
439	Varex Imaging Corp.[1]	11,458
		16,933
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 3.1%
70	ModivCare, Inc.[1]	$8,115
310	Owens & Minor, Inc.	13,048
615	Select Medical Holdings Corp.	14,286
150	Tenet Healthcare Corp.[1]	11,118
		46,567
	Health Care Technology — 1.0%
730	Allscripts Healthcare Solutions, Inc.[1]	14,761
	Hotels, Restaurants & Leisure — 1.6%
270	Everi Holdings, Inc.[1]	5,338
687	International Game Technology PLC[2]	18,391
		23,729
	Household Durables — 2.7%
199	Century Communities, Inc.	13,104
126	Meritage Homes Corp.[1]	12,856
629	Tri Pointe Homes, Inc.[1]	14,976
		40,936
	Insurance — 2.3%
534	CNO Financial Group, Inc.	13,318
1,800	Genworth Financial, Inc. - Class A1	7,020
209	Stewart Information Services Corp.	14,929
		35,267
	Interactive Media & Service — 0.8%
367	Yelp, Inc.[1]	12,676
	IT Services — 3.5%
1,611	Conduent, Inc.[1]	7,620
122	CSG Systems International, Inc.	6,926
231	EVERTEC, Inc.	10,081
120	ExlService Holdings, Inc.[1]	14,463
710	Hackett Group, Inc. (The)	13,589
		52,679
	Leisure Equipment & Products — 1.2%
453	Vista Outdoor, Inc.[1]	17,477
	Machinery — 0.7%
239	Hillenbrand, Inc.	11,109
	Media — 1.9%
628	Gray Television, Inc.	13,094
779	iHeartMedia, Inc.[1]	15,697
		28,791
	Metals & Mining — 1.3%
420	Commercial Metals Co.	14,045
116	Worthington Industries, Inc.	6,285
		20,330
	Mortgage Real Estate Investment Trusts — 1.6%
753	Chimera Investment Corp.	10,918
1,027	Great Ajax Corp.	13,392
		24,310
	Multi-Utilities — 1.5%
183	NorthWestern Corp.[2]	10,636
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-Utilities — (Continued)
274	Unitil Corp.	$12,861
		23,497
	Oil, Gas & Consumable Fuels — 4.1%
706	CVR Energy, Inc.	13,788
752	Delek US Holdings, Inc.[1]	11,671
990	Dorian LPG, Ltd.	11,771
593	PBF Energy, Inc. - Class A1	9,393
527	Teekay Tankers, Ltd. - Class A1	5,623
363	World Fuel Services Corp.	10,241
		62,487
	Paper & Forest Products — 0.5%
250	Clearwater Paper Corp.[1]	7,905
	Personal Products — 1.2%
233	Edgewell Personal Care Co.	10,671
153	Nu Skin Enterprises, Inc. - Class A	7,373
		18,044
	Pharmaceuticals — 2.6%
781	Alder Biopharmaceuticals, Inc.[3]	0
4,553	Endo International PLC[1]	14,524
227	Prestige Consumer Healthcare, Inc.[1]	12,814
395	Supernus Pharmaceuticals, Inc.[1]	12,186
		39,524
	Professional Services — 2.8%
314	Heidrick & Struggles International, Inc.	13,744
140	Kforce, Inc.	9,614
496	Resources Connection, Inc.	8,645
395	TrueBlue, Inc.[1]	10,507
		42,510
	Real Estate Management & Development — 0.8%
752	Realogy Holdings Corp.[1]	12,408
	Semiconductors & Semiconductor Equipment — 3.2%
471	Amkor Technology, Inc.	10,371
167	Axcelis Technologies, Inc.[1]	10,456
192	Kulicke & Soffa Industries, Inc.	10,501
957	Photronics, Inc.[1]	17,111
		48,439
	Software — 2.7%
305	ACI Worldwide, Inc.[1]	10,483
602	ChannelAdvisor Corp.[1]	12,726
222	Progress Software Corp.	10,103
479	Xperi Holding Corp.	8,081
		41,393
	Specialty Retail — 1.9%
190	Abercrombie & Fitch Co. - Class A1	7,410
62	Group 1 Automotive, Inc.	10,528
239	MarineMax, Inc.[1]	11,247
		29,185
	Thrifts & Mortgage Finance — 0.9%
576	Provident Financial Services, Inc.	13,922
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 4.1%
194	Boise Cascade Co.	$13,623
1,707	NOW, Inc.[1]	15,175
215	Rush Enterprises, Inc. - Class A	11,356
185	WESCO International, Inc.[1]	22,550
		62,704
	Wireless Telecommunication Services — 0.4%
327	Telephone & Data Systems, Inc.	6,475
	TOTAL COMMON STOCKS (Cost $1,219,680)	1,511,944
Face Amount
REPURCHASE AGREEMENT* — 1.0%
$14,409	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $14,409, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $12,700, coupon rate of 0.500%, due 04/15/24, market value of $14,784)	14,409
	TOTAL REPURCHASE AGREEMENT (Cost $14,409)	14,409
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.1%
32,169	State Street Navigator Securities Lending Government Money Market Portfolio[4]	32,169
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $32,169)	32,169
TOTAL INVESTMENTS (Cost $1,266,258)	102.4%	$1,558,522
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.4)	(36,286)
NET ASSETS	100.0%	$1,522,236

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.3%
	Japan — 21.4%
37,800	Astellas Pharma, Inc.	$607,829
30,300	Canon, Inc.	713,135
16,535	Dai Nippon Printing Co, Ltd., Sponsored ADR[1]	199,743
12,615	Daito Trust Construction Co., Ltd., Sponsored ADR[1]	361,167
10,800	Daiwa House Industry Co, Ltd.	312,982
39,600	Daiwa Securities Group, Inc.	236,815
59,600	ENEOS Holdings, Inc.	235,800
17,800	Iida Group Holdings Co, Ltd.	366,734
4,800	KDDI Corp.	152,033
24,700	Mitsubishi Electric Corp.	307,248
22,151	Nitto Denko Corp., Unsponsored ADR[1]	859,016
45,100	Nomura Holdings, Inc.	197,871
63,900	Panasonic Corp.	695,471
41,500	Renesas Electronics Corp.[2]	468,083
8,300	SoftBank Corp.	103,425
26,819	SoftBank Corp., Unsponsored ADR[1]	335,774
111,200	Sumitomo Chemical Co, Ltd.	554,647
8,700	Suntory Beverage & Food, Ltd.	333,394
8,600	Yamato Holdings Co, Ltd.	182,044
		7,223,211
	France — 14.0%
1,600	Arkema SA	234,487
4,451	Capgemini SE	987,344
8,600	Cie de Saint-Gobain	576,319
1,713	Cie Generale des Etablissements Michelin SCA	284,244
3,900	Eiffage SA	406,424
4,300	La Francaise des Jeux SAEM	177,002
800	Pernod Ricard SA	169,866
5,595	Publicis Groupe SA	375,257
7,582	Sanofi	790,044
9,056	Schneider Electric SE, Unsponsored ADR	305,006
7,490	TotalEnergies SE, Sponsored ADR	422,583
		4,728,576
	United Kingdom — 12.5%
10,400	Anglo American PLC	451,499
79,216	Aviva PLC	462,586
197,700	Barclays PLC	524,382
42,270	Barratt Developments PLC	347,688
29,729	GlaxoSmithKline PLC	656,913
16,600	Imperial Brands PLC, Sponsored ADR[1]	398,400
13,918	Schroders PLC	632,304
10,612	Unilever PLC, Sponsored ADR	545,351
11,700	WPP PLC	181,192
		4,200,315
	Canada — 10.5%
5,900	Alimentation Couche-Tard, Inc.	237,968
2,200	Bank of Montreal	479,563
10,660	Bank of Nova Scotia (The)[1]	767,094
5,100	Canadian Imperial Bank of Commerce	640,414
8,937	Manulife Financial Corp.	186,101
19,456	Manulife Financial Corp.[1]	405,074
2,500	Thomson Reuters Corp.	268,379
7,100	Toronto-Dominion Bank (The)	568,659
		3,553,252
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Germany — 8.6%
3,600	Bayerische Motoren Werke AG	$375,929
29,725	Daimler AG, Unsponsored ADR	586,325
633	Deutsche Boerse AG	111,792
36,825	Deutsche Boerse AG, Unsponsored ADR	650,698
6,139	Deutsche Post AG	365,465
2,600	HeidelbergCement AG	178,939
1,400	LEG Immobilien SE	184,807
2,800	Siemens AG	440,015
		2,893,970
	Switzerland — 8.4%
28,010	ABB, Ltd., Sponsored ADR[1]	973,908
7,862	Adecco Group AG, Unsponsored ADR	187,116
2,700	Cie Financiere Richemont SA	387,379
1,860	Roche Holding AG	716,380
996	Swisscom AG	567,730
		2,832,513
	Spain — 7.9%
87,800	Banco Bilbao Vizcaya Argentaria SA	555,732
23,500	Enagas SA	506,901
22,791	Red Electrica Corp. SA	458,578
54,587	Repsol SA	689,424
100,586	Telefonica SA	466,534
		2,677,169
	Denmark — 3.5%
28,107	Carlsberg AS, Sponsored ADR	914,883
2,600	Novo Nordisk AS	257,566
		1,172,449
	Australia — 3.1%
226,388	Medibank Pvt, Ltd.	494,609
9,885	Sonic Healthcare, Ltd., Sponsored ADR	270,157
35,826	Suncorp Group, Ltd.	279,652
		1,044,418
	Singapore — 2.0%
31,015	United Overseas Bank, Ltd.	687,819
	Cayman Islands — 1.3%
64,300	CK Asset Holdings, Ltd.	427,592
	Israel — 1.3%
47,200	ICL Group, Ltd. - Class G	423,479
	Sweden — 1.1%
9,516	Electrolux AB	195,326
8,603	SKF AB, Sponsored ADR[1]	190,298
		385,624
	Austria — 0.9%
5,087	OMV AG	308,381
	Italy — 0.8%
48,060	Snam SpA	267,805
	TOTAL COMMON STOCKS (Cost $31,164,913)	32,826,573
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 6.7%
2,259,441	State Street Navigator Securities Lending Government Money Market Portfolio[3]	$2,259,441
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,259,441)	2,259,441
Face Amount
REPURCHASE AGREEMENT*—0.4%
$121,997	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $121,997, due 2/1/22, (collateralized by a a U.S. Treasury Note with a par value of $106,900, coupon rate of 0.500%, due 04/15/24, market value of $124,443)	121,997
	TOTAL REPURCHASE AGREEMENT (Cost $121,997)	121,997
TOTAL INVESTMENTS (Cost $33,546,351)	104.4%	$35,208,011
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.4)	(1,469,798)
NET ASSETS	100.0%	$33,738,213

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Auto Components — 1.5%
11,052	BorgWarner, Inc.	$484,630
	Banks — 6.0%
3,549	Citizens Financial Group, Inc.	182,667
2,216	East West Bancorp, Inc.	191,329
2,224	JPMorgan Chase & Co.	330,486
23,006	Regions Financial Corp.	527,758
10,641	Zions Bancorp N.A.	721,673
		1,953,913
	Biotechnology — 2.6%
1,637	Amgen, Inc.	371,828
780	Regeneron Pharmaceuticals, Inc.[1]	474,700
		846,528
	Building Products — 1.4%
2,300	Builders FirstSource, Inc.[1]	156,377
6,318	Carrier Global Corp.	301,242
		457,619
	Capital Markets — 2.1%
3,019	Bank of New York Mellon Corp. (The)	178,906
3,829	Janus Henderson Group PLC	141,290
2,393	T Rowe Price Group, Inc.	369,551
		689,747
	Chemicals — 1.0%
3,507	Corteva, Inc.	168,617
2,811	Dow, Inc.	167,901
		336,518
	Commercial Services & Supplies — 0.9%
2,249	Republic Services, Inc., Class A	287,107
	Communications Equipment — 2.1%
6,458	Ciena Corp.[1]	428,230
1,224	F5, Inc.[1]	254,127
		682,357
	Consumer Finance — 3.5%
10,610	Ally Financial, Inc.	506,309
8,500	SLM Corp.	155,890
10,947	Synchrony Financial	466,233
		1,128,432
	Containers & Packaging — 1.9%
8,196	International Paper Co.	395,457
1,496	Packaging Corp. of America	225,342
		620,799
	Diversified Consumer Services — 1.4%
7,485	Service Corp. International	461,974
	Diversified Telecommunication Services — 3.0%
39,591	Lumen Technologies, Inc.	489,345
9,317	Verizon Communications, Inc.	495,944
		985,289
	Electronic Equipment, Instruments & Components — 2.0%
5,577	Corning, Inc.	234,457
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — (Continued)
5,682	Trimble, Inc.[1]	$410,013
		644,470
	Energy Equipment & Services — 1.3%
15,096	Baker Hughes Co., Class A	414,234
	Equity Real Estate Investment Trusts — 1.9%
994	American Tower Corp.	249,991
2,000	Crown Castle International Corp.	365,020
		615,011
	Food & Staples Retailing — 0.7%
5,534	Kroger Co. (The)	241,227
	Food Products — 4.1%
8,143	General Mills, Inc.	559,261
5,082	Kellogg Co.	320,166
4,862	Tyson Foods, Inc. - Class A	441,907
		1,321,334
	Health Care Providers & Services — 3.3%
1,152	Anthem, Inc.	508,020
1,426	Cigna Corp.	328,636
574	Humana, Inc.	225,295
		1,061,951
	Health Care Technology — 1.1%
4,036	Cerner Corp.	368,083
	Hotels, Restaurants & Leisure — 0.6%
76	Booking Holdings, Inc.[1]	186,666
	Household Durables — 0.5%
32	NVR, Inc.[1]	170,471
	Independent Power & Renewable Electricity Producer — 1.5%
21,553	AES Corp. (The)	478,046
	Insurance — 2.7%
3,424	First American Financial Corp.	255,122
9,094	MetLife, Inc.	609,844
		864,966
	Interactive Media & Service — 2.3%
276	Alphabet, Inc. - Class A1	746,875
	Internet & Direct Marketing Retail — 1.8%
9,492	eBay, Inc.	570,184
	IT Services — 4.0%
1,460	Akamai Technologies, Inc.[1]	167,243
2,449	Automatic Data Processing, Inc.	504,910
2,813	Cognizant Technology Solutions Corp. - Class A	240,287
1,223	Fiserv, Inc.[1]	129,271
816	Gartner, Inc.[1]	239,814
		1,281,525
	Life Sciences Tools & Services — 4.1%
1,700	Agilent Technologies, Inc.	236,844
245	Mettler-Toledo International, Inc.[1]	360,807
877	Thermo Fisher Scientific, Inc.	509,800
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — (Continued)
732	Waters Corp.[1]	$234,328
		1,341,779
	Machinery — 2.6%
1,372	Cummins, Inc.	303,047
2,100	Oshkosh Corp.	239,001
1,460	Snap-on, Inc.	304,045
		846,093
	Media — 4.9%
21,742	Discovery, Inc. - Class C1	594,644
14,762	Interpublic Group of Cos., Inc. (The)	524,641
6,135	Omnicom Group, Inc.	462,334
		1,581,619
	Metals & Mining — 0.5%
1,600	Nucor Corp.	162,240
	Multi-Utilities — 1.6%
17,781	NiSource, Inc.	518,850
	Oil, Gas & Consumable Fuels — 2.2%
2,358	Chevron Corp.	309,676
22,757	Kinder Morgan, Inc.	395,062
		704,738
	Pharmaceuticals — 0.5%
810	Zoetis, Inc.	161,830
	Professional Services — 0.5%
1,783	Leidos Holdings, Inc.	159,489
	Real Estate Management & Development — 2.7%
6,194	CBRE Group, Inc. - Class A1	627,700
1,040	Jones Lang LaSalle, Inc.[1]	260,822
		888,522
	Road & Rail — 1.0%
4,668	CSX Corp.	159,739
3,136	Knight-Swift Transportation Holdings, Inc.	177,435
		337,174
	Semiconductors & Semiconductor Equipment — 4.7%
6,245	Applied Materials, Inc.	862,934
7,716	Intel Corp.	376,695
2,018	Skyworks Solutions, Inc.	295,678
		1,535,307
	Software — 9.7%
1,020	Adobe, Inc.[1]	544,986
4,176	Cadence Design Systems, Inc.[1]	635,337
2,184	Fortinet, Inc.[1]	649,172
2,155	Microsoft Corp.	670,162
512	Synopsys, Inc.[1]	158,976
3,746	VMware, Inc. - Class A	481,286
		3,139,919
	Specialty Retail — 3.2%
4,774	Best Buy Co., Inc.	473,962
716	Lowe’s Cos., Inc.	169,943
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
2,455	Williams-Sonoma, Inc.	$394,126
		1,038,031
	Technology Hardware, Storage & Peripherals — 3.2%
5,098	Dell Technologies, Inc. - Class C1	289,617
14,636	HP, Inc.	537,580
2,270	NetApp, Inc.	196,378
		1,023,575
	Textiles, Apparel & Luxury Goods — 1.8%
1,728	Carter’s, Inc.	160,911
1,645	PVH Corp.	156,292
2,282	Ralph Lauren Corp., Class A	252,937
		570,140
	Trading Companies & Distributors — 1.1%
1,140	United Rentals, Inc.[1]	364,937
	TOTAL COMMON STOCKS (Cost $24,166,868)	32,274,199
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$155,349	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $155,349, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $136,200, coupon rate of 0.500%, due 04/15/24, market value of $158,551)	155,349
	TOTAL REPURCHASE AGREEMENT (Cost $155,349)	155,349
TOTAL INVESTMENTS (Cost $24,322,217)	100.0%	$32,429,548
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	4,944
NET ASSETS	100.0%	$32,434,492

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Aerospace & Defense — 2.2%
1,875	General Dynamics Corp.	$397,688
537	Northrop Grumman Corp.	198,636
		596,324
	Auto Components — 1.9%
11,640	BorgWarner, Inc.	510,414
	Banks — 5.7%
2,545	JPMorgan Chase & Co.	378,187
23,345	KeyCorp	585,025
23,555	Regions Financial Corp.	540,352
		1,503,564
	Beverages — 0.6%
2,448	Coca-Cola Co. (The)	149,352
	Biotechnology — 3.2%
2,765	Amgen, Inc.	628,042
931	Vertex Pharmaceuticals, Inc.[1]	226,280
		854,322
	Building Products — 1.2%
3,507	Owens Corning	311,071
	Capital Markets — 2.9%
2,108	Intercontinental Exchange, Inc.	266,999
3,258	T Rowe Price Group, Inc.	503,133
		770,132
	Chemicals — 2.7%
2,891	Corteva, Inc.	138,999
9,585	Dow, Inc.	572,512
		711,511
	Communications Equipment — 1.3%
4,088	Ciena Corp.[1]	271,075
325	F5, Inc.[1]	67,477
		338,552
	Consumer Finance — 3.4%
9,926	Ally Financial, Inc.	473,669
10,078	Synchrony Financial	429,222
		902,891
	Diversified Consumer Services — 1.4%
6,241	Service Corp. International	385,195
	Diversified Telecommunication Services — 2.1%
10,593	Verizon Communications, Inc.	563,865
	Energy Equipment & Services — 2.2%
21,737	Baker Hughes Co., Class A	596,463
	Equity Real Estate Investment Trusts — 4.8%
2,176	American Tower Corp.	547,264
6,900	Equity Lifestyle Properties, Inc.	540,201
526	Public Storage	188,587
		1,276,052
	Food & Staples Retailing — 0.5%
3,092	Kroger Co. (The)	134,780
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Food Products — 3.2%
10,084	General Mills, Inc.	$692,569
838	Hershey Co. (The)	165,145
		857,714
	Gas Utilities — 1.6%
9,175	UGI Corp.	416,086
	Health Care Providers & Services — 4.5%
326	Anthem, Inc.	143,763
3,090	CVS Health Corp.	329,116
1,416	Humana, Inc.	555,780
1,145	Quest Diagnostics, Inc.	154,598
		1,183,257
	Household Products — 1.1%
1,785	Procter & Gamble Co. (The)	286,403
	Independent Power & Renewable Electricity Producer — 0.5%
5,800	AES Corp. (The)	128,644
	Insurance — 2.4%
2,670	Fidelity National Financial, Inc.	134,435
5,019	MetLife, Inc.	336,574
6,100	Unum Group	154,818
		625,827
	Interactive Media & Services — 4.1%
270	Alphabet, Inc. - Class A1	730,639
1,159	Meta Platforms, Inc. - Class A1	363,068
		1,093,707
	Internet & Direct Marketing Retail — 0.7%
3,000	eBay, Inc.	180,210
	IT Services — 7.0%
949	Accenture PLC - Class A	335,547
5,377	Akamai Technologies, Inc.[1]	615,935
4,185	Cognizant Technology Solutions Corp. - Class A	357,483
480	Gartner, Inc.[1]	141,067
7,973	Genpact, Ltd.	396,657
		1,846,689
	Life Sciences Tools & Services — 2.2%
1,470	Agilent Technologies, Inc.	204,801
1,161	Waters Corp.[1]	371,659
		576,460
	Machinery — 1.3%
1,512	Cummins, Inc.	333,971
	Media — 4.4%
2,592	Comcast Corp. - Class A	129,574
5,258	Discovery, Inc. - Class A1	146,751
17,864	Interpublic Group of Cos., Inc. (The)	634,886
3,303	Omnicom Group, Inc.	248,914
		1,160,125
	Multi-line Retail — 1.1%
1,359	Target Corp.	299,564
See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-Utilities — 0.9%
7,864	NiSource, Inc.	$229,472
	Oil, Gas & Consumable Fuels — 1.2%
1,399	Chevron Corp.	183,731
1,900	Marathon Petroleum Corp.	136,325
		320,056
	Pharmaceuticals — 2.0%
10,081	Pfizer, Inc.	531,168
	Professional Services — 1.9%
6,752	Booz Allen Hamilton Holding Corp.	518,081
	Road & Rail — 0.6%
558	Norfolk Southern Corp.	151,770
	Semiconductors & Semiconductor Equipment — 4.6%
5,128	Applied Materials, Inc.	708,587
10,230	Intel Corp.	499,429
		1,208,016
	Software — 7.5%
1,878	Dolby Laboratories, Inc. - Class A	164,982
22,498	Dropbox, Inc. - Class A1	556,826
734	Fortinet, Inc.[1]	218,174
2,358	Microsoft Corp.	733,291
699	Salesforce.com, Inc.[1]	162,609
1,282	VMware, Inc. - Class A	164,711
		2,000,593
	Specialty Retail — 2.9%
5,434	Best Buy Co., Inc.	539,488
2,015	Dick’s Sporting Goods, Inc.[2]	232,531
		772,019
	Technology Hardware, Storage & Peripherals — 5.8%
2,911	Dell Technologies, Inc. - Class C1	165,374
38,646	Hewlett Packard Enterprise Co.	631,089
8,624	NetApp, Inc.	746,062
		1,542,525
	Textiles, Apparel & Luxury Goods — 1.8%
1,838	Ralph Lauren Corp., Class A	203,724
7,230	Tapestry, Inc.	274,378
		478,102
	TOTAL COMMON STOCKS (Cost $21,715,849)	26,344,947
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$135,519	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $135,519, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $118,800, coupon rate of 0.500%, due 04/15/24, market value of $138,296)	135,519
	TOTAL REPURCHASE AGREEMENT (Cost $135,519)	135,519
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.9%
232,733	State Street Navigator Securities Lending Government Money Market Portfolio[3]	$232,733
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $232,733)		232,733
TOTAL INVESTMENTS (Cost $22,084,101)	100.8%	$26,713,199
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(224,074)
NET ASSETS	100.0%	$26,489,125

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 94.0%
	Air Freight & Logistics — 2.5%
9,520	Expeditors International of Washington, Inc.	$1,089,849
7,240	Hub Group, Inc. - Class A1	548,213
		1,638,062
	Banks — 7.5%
19,900	Bank OZK	932,315
10,060	Citigroup, Inc.	655,107
14,060	East West Bancorp, Inc.	1,213,941
78,220	FNB Corp.	1,010,602
27,580	KeyCorp	691,155
5,100	Zions Bancorp N.A.	345,882
		4,849,002
	Biotechnology — 1.0%
34,500	Exelixis, Inc.[1]	624,450
	Capital Markets — 3.5%
19,960	Federated Hermes, Inc.	660,875
28,180	Invesco, Ltd.	638,559
12,590	Stifel Financial Corp.	942,991
		2,242,425
	Chemicals — 3.4%
10,960	Corteva, Inc.[2]	526,957
10,400	Dow, Inc.[2]	621,192
18,520	Mosaic Co. (The)[2]	739,874
6,420	Olin Corp.[2]	325,301
		2,213,324
	Commercial Services & Supplies — 0.9%
4,720	Republic Services, Inc., Class A	602,555
	Communications Equipment — 0.6%
6,080	Ciena Corp.[1]	403,165
	Construction & Engineering — 2.8%
10,200	AECOM[2]	705,126
9,220	EMCOR Group, Inc.[2]	1,099,116
		1,804,242
	Consumer Finance — 3.2%
13,480	Ally Financial, Inc.	643,266
51,840	SLM Corp.	950,745
11,320	Synchrony Financial	482,119
		2,076,130
	Distributors — 1.6%
18,600	LKQ Corp.	1,020,954
	Diversified Consumer Services — 0.9%
9,620	Service Corp. International	593,746
	Diversified Financial Services — 1.1%
10,160	Voya Financial, Inc.	690,474
	Diversified Telecommunication Services — 1.0%
12,260	Verizon Communications, Inc.	652,600
	Electric Utilities — 0.7%
7,100	Evergy, Inc.	461,216
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 1.1%
20,280	nVent Electric PLC[2]	$701,485
	Electronic Equipment, Instruments & Components — 2.6%
5,420	Arrow Electronics, Inc.[1]	672,080
16,200	Jabil, Inc.	996,138
		1,668,218
	Entertainment — 1.1%
8,920	Activision Blizzard, Inc.	704,769
	Equity Real Estate Investment Trusts — 7.9%
12,920	CubeSmart[2]	655,561
5,200	Duke Realty Corp.	300,456
9,960	Gaming and Leisure Properties, Inc.[2]	449,993
11,720	Highwoods Properties, Inc.	505,366
7,140	Invitation Homes, Inc.[2]	299,737
25,960	Medical Properties Trust, Inc.[2]	590,850
35,900	Omega Healthcare Investors, Inc.[3]	1,130,132
40,720	VICI Properties, Inc.[2]	1,165,406
		5,097,501
	Food & Staples Retailing — 1.3%
30,560	Sprouts Farmers Market, Inc.[1]	829,398
	Food Products — 3.1%
9,460	Archer-Daniels-Midland Co.	709,500
9,200	General Mills, Inc.	631,856
7,620	Tyson Foods, Inc. - Class A	692,582
		2,033,938
	Health Care Equipment & Supplies — 0.8%
10,100	Dentsply Sirona, Inc.	539,542
	Health Care Providers & Services — 2.3%
13,530	Centene Corp.[1]	1,052,093
4,300	CVS Health Corp.	457,993
		1,510,086
	Hotels, Restaurants & Leisure — 1.6%
38,360	International Game Technology PLC[3]	1,026,897
	Household Durables — 1.9%
22,900	PulteGroup, Inc.	1,206,601
	Household Products — 1.0%
15,140	Central Garden & Pet Co. - Class A1	656,016
	Insurance — 4.0%
8,580	American International Group, Inc.	495,495
11,580	Arch Capital Group, Ltd.[1]	536,386
12,360	Fidelity National Financial, Inc.	622,326
35,320	Old Republic International Corp.	905,251
		2,559,458
	Internet & Direct Marketing Retail — 1.5%
16,140	eBay, Inc.	969,530
	IT Services — 4.2%
16,360	Amdocs, Ltd.	1,241,561
5,920	CSG Systems International, Inc.	336,078
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
23,460	Genpact, Ltd.	$1,167,135
		2,744,774
	Life Sciences Tools & Services — 1.0%
17,020	Avantor, Inc.[1]	635,357
	Machinery — 2.7%
16,080	Hillenbrand, Inc.[2]	747,399
6,540	Ingersoll Rand, Inc.[2]	367,613
9,900	Pentair PLC[2]	630,630
		1,745,642
	Media — 2.6%
14,008	Comcast Corp. - Class A	700,260
22,480	Discovery, Inc. - Class A1,3	627,417
8,580	Fox Corp. - Class A	348,434
		1,676,111
	Metals & Mining — 3.3%
29,500	Commercial Metals Co.[2]	986,480
7,460	Reliance Steel & Aluminum Co.[2]	1,140,485
		2,126,965
	Multi-Utilities — 1.3%
17,820	MDU Resources Group, Inc.	523,373
11,620	NiSource, Inc.	339,072
		862,445
	Oil, Gas & Consumable Fuels — 3.1%
26,213	Devon Energy Corp.	1,325,592
9,260	Marathon Petroleum Corp.	664,405
		1,989,997
	Paper & Forest Products — 1.1%
10,740	Louisiana-Pacific Corp.[2]	713,566
	Pharmaceuticals — 0.9%
10,900	Pfizer, Inc.	574,321
	Professional Services — 0.4%
2,520	ASGN, Inc.[1]	289,472
	Road & Rail — 0.7%
7,540	Knight-Swift Transportation Holdings, Inc.	426,613
	Semiconductors & Semiconductor Equipment — 2.4%
46,700	Amkor Technology, Inc.	1,028,334
5,880	Diodes, Inc.[1]	545,605
		1,573,939
	Software — 3.0%
40,941	Dropbox, Inc. - Class A1	1,013,290
11,320	SS&C Technologies Holdings, Inc.	904,128
		1,917,418
	Specialty Retail — 0.5%
2,980	Best Buy Co., Inc.	295,854
	Technology Hardware, Storage & Peripherals — 1.0%
38,600	Hewlett Packard Enterprise Co.	630,338
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — 0.5%
21,400	Hanesbrands, Inc.	$344,540
	Thrifts & Mortgage Finance — 1.8%
77,260	MGIC Investment Corp.	1,172,807
	Trading Companies & Distributors — 1.2%
14,780	Rush Enterprises, Inc. - Class A2	780,680
	Wireless Telecommunication Services — 1.4%
16,860	Telephone & Data Systems, Inc.	333,828
17,840	United States Cellular Corp.[1]	546,261
		880,089
	TOTAL COMMON STOCKS (Cost $43,416,232)	60,756,712
Face Amount
REPURCHASE AGREEMENT* — 6.4%
$4,139,666	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $4,139,666, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $3,627,300, coupon rate of 0.500%, due 04/15/24, market value of $4,222,564)	4,139,666
	TOTAL REPURCHASE AGREEMENT (Cost $4,139,666)	4,139,666
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.8%
1,176,266	State Street Navigator Securities Lending Government Money Market Portfolio[4]	1,176,266
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,176,266)	1,176,266
TOTAL LONG INVESTMENTS (Cost $48,732,164)	102.2%	$66,072,644
COMMON STOCKS SOLD SHORT* — (63.1)%
	Aerospace & Defense — (4.1)%
(5,540)	Boeing Co. (The)[1]	(1,109,330)
(1,480)	TransDigm Group, Inc.[1]	(911,961)
(5,900)	Woodward, Inc.	(650,593)
		(2,671,884)
	Air Freight & Logistics — (1.0)%
(3,080)	United Parcel Service, Inc. - Class B	(622,807)
	Airlines — (2.3)%
(14,260)	Southwest Airlines Co.[1]	(638,278)
(20,220)	United Airlines Holdings, Inc.[1]	(867,033)
		(1,505,311)
	Banks — (5.3)%
(4,580)	Commerce Bancshares, Inc.	(315,608)
(860)	First Citizens BancShares, Inc. - Class A	(670,009)
(3,060)	First Republic Bank	(531,185)
(41,380)	Huntington Bancshares, Inc.	(623,183)
(880)	SVB Financial Group[1]	(513,832)
(12,320)	Truist Financial Corp.	(773,942)
		(3,427,759)
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Beverages — (1.8)%
(1,240)	Boston Beer Co., Inc. (The) Class A1	$(521,829)
(2,780)	Constellation Brands, Inc. - Class A	(660,945)
		(1,182,774)
	Capital Markets — (3.3)%
(780)	BlackRock, Inc.	(641,893)
(1,680)	MarketAxess Holdings, Inc.	(578,726)
(3,180)	Morningstar, Inc.	(913,964)
		(2,134,583)
	Chemicals — (3.5)%
(2,040)	Air Products and Chemicals, Inc.	(575,525)
(2,780)	Ecolab, Inc.	(526,671)
(4,480)	International Flavors & Fragrances, Inc.	(591,002)
(3,700)	Scotts Miracle-Gro Co. (The)	(559,440)
		(2,252,638)
	Commercial Services & Supplies — (0.9)%
(4,240)	MSA Safety, Inc.	(582,576)
	Containers & Packaging — (2.2)%
(5,240)	AptarGroup, Inc.	(614,652)
(8,580)	Ball Corp.	(833,118)
		(1,447,770)
	Diversified Consumer Services — (1.0)%
(4,980)	Bright Horizons Family Solutions, Inc.[1]	(639,482)
	Electronic Equipment, Instruments & Components — (2.8)%
(5,900)	Badger Meter, Inc.	(596,903)
(8,380)	Cognex Corp.	(556,935)
(1,500)	Teledyne Technologies, Inc.[1]	(632,145)
		(1,785,983)
	Entertainment — (0.8)%
(3,680)	Walt Disney Co. (The)[1]	(526,130)
	Equity Real Estate Investment Trusts — (5.3)%
(25,000)	Equity Commonwealth[1]	(651,000)
(48,900)	Host Hotels & Resorts, Inc.[1]	(847,926)
(37,380)	Macerich Co. (The)	(618,265)
(58,803)	Veris Residential, Inc.[1]	(970,250)
(7,900)	Vornado Realty Trust	(323,979)
		(3,411,420)
	Food & Staples Retailing — (1.0)%
(8,040)	Sysco Corp.	(628,326)
	Health Care Equipment & Supplies — (3.2)%
(2,680)	Becton Dickinson and Co.	(681,095)
(2,500)	ResMed, Inc.	(571,500)
(1,160)	Stryker Corp.	(287,738)
(4,480)	Zimmer Biomet Holdings, Inc.	(551,130)
		(2,091,463)
	Hotels, Restaurants & Leisure — (2.6)%
(4,100)	Caesars Entertainment, Inc.[1]	(312,174)
(7,060)	Cracker Barrel Old Country Store, Inc.	(841,128)
(11,360)	Las Vegas Sands Corp.[1]	(497,568)
		(1,650,870)
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Household Products — (0.6)%
(2,840)	Kimberly-Clark Corp.	$(390,926)
	Insurance — (3.8)%
(3,480)	Erie Indemnity Co. - Class A	(640,668)
(7,100)	Globe Life, Inc.	(726,330)
(11,700)	Kemper Corp.	(701,766)
(3,540)	Progressive Corp. (The)	(384,657)
		(2,453,421)
	Internet & Direct Marketing Retail — (0.9)%
(200)	Amazon.com, Inc.[1]	(598,294)
	Leisure Product — (1.0)%
(5,660)	Polaris Industries, Inc.	(637,259)
	Life Sciences Tools & Services — (0.4)%
(740)	Illumina, Inc.[1]	(258,127)
	Machinery — (2.0)%
(2,680)	Illinois Tool Works, Inc.	(626,905)
(7,120)	PACCAR, Inc.	(662,089)
		(1,288,994)
	Metals & Mining — (0.4)%
(16,960)	Cleveland-Cliffs, Inc.[1]	(290,694)
	Mortgage Real Estate Investment Trusts — (2.0)%
(34,960)	Arbor Realty Trust, Inc. REIT	(612,149)
(20,940)	Blackstone Mortgage Trust, Inc. - Class A	(657,935)
		(1,270,084)
	Multi-line Retail — (0.5)%
(14,100)	Nordstrom, Inc.[1]	(317,250)
	Multi-Utilities — (1.0)%
(10,400)	CMS Energy Corp.	(669,552)
	Oil, Gas & Consumable Fuels — (1.3)%
(28,000)	Williams Cos., Inc. (The)	(838,320)
	Real Estate Management & Development — (0.3)%
(16,740)	Opendoor Technologies, Inc.[1]	(166,228)
	Road & Rail — (0.5)%
(1,320)	Union Pacific Corp.	(322,806)
	Semiconductors & Semiconductor Equipment — (1.5)%
(6,780)	Azenta, Inc.	(571,825)
(4,280)	Wolfspeed, Inc.[1]	(403,347)
		(975,172)
	Software — (3.5)%
(2,840)	Autodesk, Inc.[1]	(709,404)
(1,200)	MicroStrategy, Inc. - Class A1	(441,612)
(4,840)	Pegasystems, Inc.	(480,225)
(1,400)	Tyler Technologies, Inc.[1]	(663,320)
		(2,294,561)
	Specialty Retail — (1.5)%
(19,400)	Monro, Inc.	(964,762)
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Trading Companies & Distributors — (0.8)%
(6,220)	MSC Industrial Direct Co., Inc. - Class A	$(507,801)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(45,047,192))		(40,806,027)
TOTAL SHORT INVESTMENTS (Proceeds $(45,047,192))	(63.1)%	$(40,806,027)
TOTAL INVESTMENTS (Cost $3,684,972)	39.1%	$25,266,617
OTHER ASSETS IN EXCESS OF LIABILITIES	60.9	39,398,668
NET ASSETS	100.0%	$64,665,285

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $9,203,986.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 126.1%
	Air Freight & Logistics — 1.8%
9,080	Hub Group, Inc. - Class A1,2	$687,538
	Automobiles — 2.2%
40,400	Ford Motor Co.[2]	820,120
	Banks — 6.0%
2,900	Citigroup, Inc.[2]	188,848
13,660	Citizens Financial Group, Inc.[2]	703,080
49,520	First Horizon Corp.	847,287
20,380	KeyCorp[2]	510,723
		2,249,938
	Building Products — 1.8%
7,260	Fortune Brands Home & Security, Inc.[2]	683,674
	Capital Markets — 2.6%
7,500	Jefferies Financial Group, Inc.	274,800
3,880	Nasdaq, Inc.[2]	695,335
		970,135
	Chemicals — 3.8%
6,400	Corteva, Inc.[2]	307,712
18,600	Huntsman Corp.[2]	666,438
11,020	Mosaic Co. (The)[2]	440,249
		1,414,399
	Commercial Services & Supplies — 0.9%
2,700	Republic Services, Inc., Class A2	344,682
	Communications Equipment — 1.0%
5,360	Ciena Corp.[1]	355,422
	Construction & Engineering — 3.4%
7,340	EMCOR Group, Inc.[2]	875,001
3,940	Quanta Services, Inc.[2]	404,717
		1,279,718
	Consumer Finance — 3.1%
7,120	Ally Financial, Inc.[2]	339,766
44,620	SLM Corp.	818,331
		1,158,097
	Containers & Packaging — 1.0%
8,160	Silgan Holdings, Inc.	365,405
	Distributors — 1.5%
10,400	LKQ Corp.	570,856
	Diversified Consumer Services — 0.7%
4,240	Service Corp. International	261,693
	Diversified Telecommunication Services — 2.5%
36,920	Lumen Technologies, Inc.	456,331
9,200	Verizon Communications, Inc.[2]	489,716
		946,047
	Electrical Equipment — 2.8%
5,000	nVent Electric PLC[2]	172,950
5,560	Regal Rexnord Corp[2]	881,149
		1,054,099
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 1.4%
4,220	Arrow Electronics, Inc.[1]	$523,280
	Energy Equipment & Services — 0.8%
10,620	Baker Hughes Co., Class A2	291,413
	Entertainment — 1.4%
6,420	Activision Blizzard, Inc.[2]	507,244
	Equity Real Estate Investment Trusts — 7.5%
11,460	American Homes 4 Rent - Class A2	448,430
7,940	CubeSmart[2]	402,876
5,280	Duke Realty Corp.[2]	305,078
4,880	First Industrial Realty Trust, Inc.	296,606
4,280	Kilroy Realty Corp.	273,920
7,840	Lamar Advertising Co. - Class A2	868,358
8,140	VICI Properties, Inc.[2]	232,967
		2,828,235
	Food & Staples Retailing — 1.5%
4,020	Kroger Co. (The)[2]	175,232
14,087	Sprouts Farmers Market, Inc.[1]	382,321
		557,553
	Food Products — 4.2%
2,600	Archer-Daniels-Midland Co.[2]	195,000
11,380	Darling Ingredients, Inc.[1]	725,703
3,440	General Mills, Inc.[2]	236,259
4,520	Tyson Foods, Inc. - Class A2	410,823
		1,567,785
	Gas Utilities — 1.3%
10,920	UGI Corp.	495,222
	Health Care Providers & Services — 5.0%
7,180	Centene Corp.[1,2]	558,317
5,480	DaVita, Inc.[1,2]	593,867
2,548	Molina Healthcare, Inc.[1,2]	740,143
		1,892,327
	Hotels, Restaurants & Leisure — 2.2%
30,440	International Game Technology PLC[3]	814,879
	Household Durables — 2.2%
6,620	DR Horton, Inc.[2]	590,636
4,337	PulteGroup, Inc.	228,517
		819,153
	Household Products — 1.1%
9,480	Central Garden & Pet Co. - Class A1,2	410,768
	Insurance — 3.2%
3,860	American International Group, Inc.[2]	222,915
10,580	Fidelity National Financial, Inc.[2]	532,703
18,000	Old Republic International Corp.[2]	461,340
		1,216,958
	Interactive Media & Service — 1.5%
18,160	Cargurus, Inc.[1]	579,304
	Internet & Direct Marketing Retail — 0.4%
2,740	eBay, Inc.[2]	164,592
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 5.6%
6,000	Amdocs, Ltd.	$455,340
5,900	Cognizant Technology Solutions Corp. - Class A2	503,978
16,560	Genpact, Ltd.	823,860
4,300	MAXIMUS, Inc.	332,476
		2,115,654
	Leisure Product — 0.5%
2,160	Brunswick Corp.	196,106
	Life Sciences Tools & Services — 3.3%
13,120	Avantor, Inc.[1]	489,770
4,260	Medpace Holdings, Inc.[1]	755,980
		1,245,750
	Media — 5.9%
11,360	Comcast Corp. - Class A2	567,887
10,440	Fox Corp. - Class A	423,968
13,080	Interpublic Group of Cos., Inc. (The)	464,863
33,821	News Corp. - Class A	752,179
		2,208,897
	Metals & Mining — 1.7%
7,880	Commercial Metals Co.[2]	263,507
2,546	Reliance Steel & Aluminum Co.[2]	389,233
		652,740
	Mortgage Real Estate Investment Trust — 0.8%
19,840	Chimera Investment Corp.	287,680
	Multi-line Retail — 2.0%
3,420	Target Corp.[2]	753,871
	Multi-Utilities — 2.4%
13,880	MDU Resources Group, Inc.	407,655
3,580	Sempra Energy[2]	494,613
		902,268
	Oil, Gas & Consumable Fuels — 3.5%
20,200	Devon Energy Corp.	1,021,514
4,100	Marathon Petroleum Corp.[2]	294,175
		1,315,689
	Pharmaceuticals — 4.2%
9,900	Organon & Co.	315,909
4,700	Perrigo Co. PLC	178,929
12,720	Pfizer, Inc.[2]	670,217
13,580	Supernus Pharmaceuticals, Inc.[1]	418,943
		1,583,998
	Professional Services — 1.3%
1,700	ASGN, Inc.[1]	195,279
2,660	Robert Half International, Inc.[2]	301,272
		496,551
	Road & Rail — 0.7%
4,880	Knight-Swift Transportation Holdings, Inc.[2]	276,110
	Semiconductors & Semiconductor Equipment — 5.3%
6,140	Applied Materials, Inc.[2]	848,425
8,860	Diodes, Inc.[1]	822,120
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
5,180	ON Semiconductor Corp.[1,2]	$305,620
		1,976,165
	Software — 8.8%
5,940	ACI Worldwide, Inc.[1]	204,158
2,200	Black Knight, Inc.[1]	164,120
18,560	Box, Inc. - Class A1	484,973
6,440	Dolby Laboratories, Inc. - Class A	565,754
18,580	Dropbox, Inc. - Class A1	459,855
3,420	Progress Software Corp.	155,644
6,120	SPS Commerce, Inc.[1]	757,962
6,320	SS&C Technologies Holdings, Inc.[2]	504,778
		3,297,244
	Specialty Retail — 1.7%
1,600	Best Buy Co., Inc.	158,848
2,860	Williams-Sonoma, Inc.	459,144
		617,992
	Technology Hardware, Storage & Peripherals — 4.7%
25,120	HP, Inc.[2]	922,657
9,580	NetApp, Inc.	828,766
		1,751,423
	Textiles, Apparel & Luxury Goods — 0.4%
4,380	Tapestry, Inc.[2]	166,221
	Thrifts & Mortgage Finance — 2.4%
58,820	MGIC Investment Corp.	892,888
	Trading Companies & Distributors — 1.7%
5,260	WESCO International, Inc.[1,2]	641,141
	Wireless Telecommunication Services — 0.4%
8,200	Telephone & Data Systems, Inc.	162,360
	TOTAL COMMON STOCKS (Cost $30,466,547)	47,371,284
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$219,801	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $219,801, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $192,600, coupon rate of 0.500%, due 04/15/24, market value of $224,207)	219,801
	TOTAL REPURCHASE AGREEMENT (Cost $219,801)	219,801
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.1%
784,096	State Street Navigator Securities Lending Government Money Market Portfolio[4]	784,096
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $784,096)	784,096
TOTAL LONG INVESTMENTS (Cost $31,470,444)	128.8%	$48,375,181
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (26.7)%
	Aerospace & Defense — (1.9)%
(600)	Boeing Co. (The)[1]	$(120,144)
(2,400)	Hexcel Corp.[1]	(125,208)
(2,020)	Mercury Systems, Inc.[1]	(114,978)
(380)	TransDigm Group, Inc.[1]	(234,152)
(1,100)	Woodward, Inc.	(121,297)
		(715,779)
	Air Freight & Logistics — (0.4)%
(700)	United Parcel Service, Inc. - Class B	(141,547)
	Airlines — (0.7)%
(3,340)	Southwest Airlines Co.[1]	(149,498)
(2,700)	United Airlines Holdings, Inc.[1]	(115,776)
		(265,274)
	Auto Components — (0.4)%
(4,440)	Gentex Corp.	(139,416)
	Banks — (1.6)%
(5,200)	Cadence Bank	(162,084)
(1,180)	Cullen/Frost Bankers, Inc.	(166,392)
(180)	First Citizens BancShares, Inc. - Class A	(140,234)
(700)	PNC Financial Services Group, Inc. (The)	(144,193)
		(612,903)
	Beverages — (0.6)%
(300)	Boston Beer Co., Inc. (The) Class A1	(126,249)
(400)	Constellation Brands, Inc. - Class A	(95,100)
		(221,349)
	Building Products — (0.9)%
(1,820)	AAON, Inc.	(116,935)
(1,100)	Advanced Drainage Systems, Inc.	(124,399)
(1,200)	Trex Co., Inc.[1]	(109,764)
		(351,098)
	Capital Markets — (0.5)%
(240)	MarketAxess Holdings, Inc.	(82,675)
(300)	Moody’s Corp.	(102,900)
		(185,575)
	Chemicals — (2.2)%
(500)	Air Products and Chemicals, Inc.	(141,060)
(500)	Ecolab, Inc.	(94,725)
(880)	International Flavors & Fragrances, Inc.	(116,090)
(320)	NewMarket Corp.	(108,182)
(900)	PPG Industries, Inc.	(140,580)
(1,280)	RPM International, Inc.	(113,421)
(700)	Scotts Miracle-Gro Co. (The)	(105,840)
		(819,898)
	Commercial Services & Supplies — (0.6)%
(960)	MSA Safety, Inc.	(131,904)
(700)	Waste Management, Inc.	(105,308)
		(237,212)
	Containers & Packaging — (0.7)%
(1,000)	AptarGroup, Inc.	(117,300)
(1,420)	Ball Corp.	(137,882)
		(255,182)
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Diversified Consumer Services — (0.2)%
(634)	Bright Horizons Family Solutions, Inc.[1]	$(81,412)
	Electric Utilities — (0.3)%
(2,780)	FirstEnergy Corp.	(116,649)
	Electrical Equipment — (0.5)%
(7,340)	Array Technologies, Inc.[1]	(77,364)
(600)	Hubbell, Inc., Class B	(112,374)
		(189,738)
	Electronic Equipment, Instruments & Components — (0.3)%
(1,980)	Cognex Corp.	(131,591)
	Entertainment — (0.3)%
(740)	Walt Disney Co. (The)[1]	(105,798)
	Equity Real Estate Investment Trusts — (2.6)%
(5,500)	Equity Commonwealth[1]	(143,220)
(3,940)	Healthpeak Properties, Inc.	(139,358)
(8,620)	Host Hotels & Resorts, Inc.[1]	(149,471)
(8,000)	Macerich Co. (The)	(132,320)
(2,920)	Ventas, Inc.	(154,818)
(7,786)	Veris Residential, Inc.[1]	(128,469)
(3,200)	Vornado Realty Trust	(131,232)
		(978,888)
	Food & Staples Retailing — (0.4)%
(1,900)	Sysco Corp.	(148,485)
	Food Products — (0.3)%
(800)	J&J Snack Foods Corp.	(121,352)
	Health Care Equipment & Supplies — (1.0)%
(480)	Becton Dickinson and Co.	(121,987)
(540)	ResMed, Inc.	(123,444)
(500)	Stryker Corp.	(124,025)
		(369,456)
	Hotels, Restaurants & Leisure — (1.4)%
(1,100)	Caesars Entertainment, Inc.[1]	(83,754)
(1,580)	Cracker Barrel Old Country Store, Inc.	(188,241)
(2,620)	Las Vegas Sands Corp.[1]	(114,756)
(1,580)	Wynn Resorts, Ltd.[1]	(135,011)
		(521,762)
	Household Durables — (0.3)%
(3,300)	Leggett & Platt, Inc.	(131,505)
	Household Products — (0.4)%
(1,000)	Kimberly-Clark Corp.	(137,650)
	Insurance — (1.4)%
(720)	Erie Indemnity Co. - Class A	(132,552)
(760)	Hanover Insurance Group, Inc.(The)	(104,850)
(2,180)	Kemper Corp.	(130,756)
(1,480)	Progressive Corp. (The)	(160,817)
		(528,975)
	Internet & Direct Marketing Retail — (0.3)%
(40)	Amazon.com, Inc.[1]	(119,659)
See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Leisure Product — (0.3)%
(1,020)	Polaris Industries, Inc.	$(114,842)
	Machinery — (1.0)%
(600)	Illinois Tool Works, Inc.	(140,352)
(3,400)	Kennametal, Inc.	(117,538)
(1,180)	PACCAR, Inc.	(109,728)
		(367,618)
	Metals & Mining — (0.3)%
(5,920)	Cleveland-Cliffs, Inc.[1]	(101,469)
	Mortgage Real Estate Investment Trust — (0.3)%
(3,320)	Blackstone Mortgage Trust, Inc. - Class A	(104,314)
	Multi-line Retail — (0.4)%
(6,480)	Nordstrom, Inc.[1]	(145,800)
	Oil, Gas & Consumable Fuels — (0.4)%
(1,280)	Cheniere Energy, Inc.	(143,232)
	Road & Rail — (0.2)%
(500)	Avis Budget Group, Inc.[1]	(88,090)
	Semiconductors & Semiconductor Equipment — (1.0)%
(1,200)	Azenta, Inc.	(101,208)
(800)	Texas Instruments, Inc.	(143,592)
(1,300)	Wolfspeed, Inc.[1]	(122,512)
		(367,312)
	Software — (1.0)%
(280)	ANSYS, Inc.[1]	(95,203)
(500)	Autodesk, Inc.[1]	(124,895)
(200)	MicroStrategy, Inc. - Class A1	(73,602)
(200)	Tyler Technologies, Inc.[1]	(94,760)
		(388,460)
	Specialty Retail — (0.3)%
(6,140)	Gap, Inc. (The)	(110,950)
	Textiles, Apparel & Luxury Goods — (0.3)%
(1,660)	VF Corp.	(108,249)
	Trading Companies & Distributors — (0.7)%
(1,500)	MSC Industrial Direct Co., Inc. - Class A	(122,460)
(300)	WW Grainger, Inc.	(148,533)
		(270,993)
	Water Utilities — (0.3)%
(2,180)	Essential Utilities, Inc.	(106,253)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(11,092,076))	(10,045,735)
TOTAL SHORT INVESTMENTS (Proceeds $(11,092,076))	(26.7)%	$(10,045,735)
TOTAL INVESTMENTS (Cost $20,378,368)	102.1%	$38,329,446
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)	(781,421)
NET ASSETS	100.0%	$37,548,025
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $11,651,890.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Aerospace & Defense — 2.8%
78,245	Raytheon Technologies Corp.	$7,056,917
	Banks — 5.2%
37,864	JPMorgan Chase & Co.	5,626,591
36,769	PNC Financial Services Group, Inc. (The)	7,574,046
		13,200,637
	Beverages — 2.0%
29,335	PepsiCo, Inc.	5,090,209
	Biotechnology — 1.2%
12,995	Biogen, Inc.[1]	2,936,870
	Capital Markets — 1.8%
38,878	Northern Trust Corp.	4,534,730
	Chemicals — 2.1%
33,410	PPG Industries, Inc.	5,218,642
	Communications Equipment — 2.0%
90,651	Cisco Systems, Inc.	5,046,541
	Consumer Finance — 2.5%
54,705	Discover Financial Services	6,332,104
	Electrical Equipment — 2.8%
51,707	AMETEK, Inc.	7,071,966
	Electronic Equipment, Instruments & Components — 3.3%
104,872	Amphenol Corp. - Class A	8,346,762
	Health Care Equipment & Supplies — 3.7%
33,177	Abbott Laboratories	4,228,740
20,862	Stryker Corp.	5,174,819
		9,403,559
	Health Care Providers & Services — 2.7%
24,908	Laboratory Corp. of America Holdings[1]	6,759,035
	Hotels, Restaurants & Leisure — 3.4%
3,457	Booking Holdings, Inc.[1]	8,490,841
	Household Products — 1.5%
44,577	Colgate-Palmolive Co.	3,675,374
	Insurance — 2.5%
31,494	Chubb, Ltd.	6,213,136
	Interactive Media & Services — 8.4%
4,364	Alphabet, Inc. - Class C1	11,843,765
30,265	Meta Platforms, Inc. - Class A1	9,480,814
		21,324,579
	Internet & Direct Marketing Retail — 1.6%
1,343	Amazon.com, Inc.[1]	4,017,544
	IT Services — 11.5%
19,304	Accenture PLC - Class A	6,825,508
16,947	Gartner, Inc.[1]	4,980,554
40,984	Global Payments, Inc.	6,142,682
28,787	Mastercard, Inc. - Class A	11,122,721
		29,071,465
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 2.1%
16,738	Waters Corp.[1]	$5,358,169
	Machinery — 2.8%
22,732	Parker-Hannifin Corp.	7,047,147
	Media — 2.7%
136,391	Comcast Corp. - Class A	6,818,186
	Multi-line Retail — 1.8%
21,538	Dollar General Corp.	4,490,242
	Oil, Gas & Consumable Fuels — 2.5%
48,987	Chevron Corp.	6,433,463
	Pharmaceuticals — 5.5%
67,895	Bristol-Myers Squibb Co.	4,405,707
18,670	Eli Lilly & Co.	4,581,431
24,609	Zoetis, Inc.	4,916,632
		13,903,770
	Road & Rail — 1.5%
12,904	Old Dominion Freight Line, Inc.	3,896,105
	Software — 5.9%
31,824	Microsoft Corp.	9,896,628
60,927	Oracle Corp.	4,944,835
		14,841,463
	Specialty Retail — 9.1%
22,072	Five Below, Inc.[1]	3,619,808
18,004	Home Depot, Inc. (The)	6,607,108
75,561	Ross Stores, Inc.	7,386,088
15,006	Ulta Beauty, Inc.[1]	5,458,282
		23,071,286
	Technology Hardware, Storage & Peripherals — 4.5%
65,036	Apple, Inc.	11,366,992
	TOTAL COMMON STOCKS (Cost $115,465,474)	251,017,734
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$1,568,103	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $1,568,103, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $1,374,000, coupon rate of 0.500%, due 04/15/24, market value of $1,599,483)	1,568,103
	TOTAL REPURCHASE AGREEMENT (Cost $1,568,103)	1,568,103
TOTAL INVESTMENTS (Cost $117,033,577)	100.0%	$252,585,837
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(50,815)
NET ASSETS	100.0%	$252,535,022

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.1%
	Air Freight & Logistics — 1.4%
258,823	Atlas Air Worldwide Holdings, Inc.[1,2]	$20,791,252
	Auto Components — 0.9%
104,387	LCI Industries[2]	12,857,347
	Banks — 10.4%
277,262	Ameris Bancorp	13,671,789
394,820	Cathay General Bancorp	17,830,071
1,770,276	FNB Corp.	22,871,966
427,420	Hancock Whitney Corp.	22,533,583
498,218	Simmons First National Corp. - Class A2	14,249,035
1,149,888	Umpqua Holdings Corp.	23,319,729
345,098	United Community Banks, Inc.	12,213,018
287,143	Wintrust Financial Corp.	28,160,114
		154,849,305
	Biotechnology — 3.0%
630,408	Alkermes PLC[1]	16,075,404
407,564	Halozyme Therapeutics, Inc.[1]	14,105,790
1,350,083	Ironwood Pharmaceuticals, Inc.[1,2]	15,053,426
		45,234,620
	Building Products — 1.2%
178,477	Masonite International Corp.[1]	17,712,058
	Capital Markets — 3.7%
136,328	Evercore, Inc. - Class A	17,016,461
284,507	Stifel Financial Corp.	21,309,574
531,806	Virtu Financial, Inc. - Class A	16,448,760
		54,774,795
	Chemicals — 2.5%
217,332	Ingevity Corp.[1]	14,324,352
676,036	Valvoline, Inc.	22,268,626
		36,592,978
	Communications Equipment — 1.3%
300,314	Ciena Corp.[1]	19,913,821
	Construction & Engineering — 4.2%
255,201	Arcosa, Inc.	11,907,679
149,828	Dycom Industries, Inc.[1]	12,629,002
149,829	EMCOR Group, Inc.	17,861,115
231,491	MasTec, Inc.[1,2]	19,938,320
		62,336,116
	Containers & Packaging — 1.9%
758,031	Graphic Packaging Holding Co.	14,334,366
317,437	Silgan Holdings, Inc.	14,214,829
		28,549,195
	Diversified Consumer Services — 0.7%
279,430	Frontdoor, Inc.[1]	10,143,309
	Electric Utilities — 1.1%
71,728	Otter Tail Corp.	4,547,555
236,432	Portland General Electric Co.	12,422,138
		16,969,693
	Electrical Equipment — 0.8%
169,584	EnerSys	12,706,929
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 0.9%
1,037,929	TTM Technologies, Inc.[1]	$13,970,524
	Equity Real Estate Investment Trusts — 7.2%
533,782	Hudson Pacific Properties, Inc.	12,613,269
1,123,875	LXP Industrial Trust	16,734,499
643,767	Outfront Media, Inc.	15,991,172
891,064	Piedmont Office Realty Trust, Inc. - Class A	15,825,297
362,550	STAG Industrial, Inc.	15,491,761
1,209,162	Uniti Group, Inc.	14,582,494
680,976	Washington Real Estate Investment Trust REIT	16,765,629
		108,004,121
	Food & Staples Retailing — 0.6%
216,344	Performance Food Group Co.[1]	9,127,553
	Food Products — 1.6%
1,147,914	Hostess Brands, Inc.[1]	23,555,195
	Gas Utilities — 1.7%
293,399	New Jersey Resources Corp.[2]	11,797,574
528,060	South Jersey Industries, Inc.	13,212,061
		25,009,635
	Health Care Equipment & Supplies — 4.8%
66,847	ICU Medical, Inc.[1,2]	14,262,476
271,336	Merit Medical Systems, Inc.[1]	15,045,581
60,261	Mesa Laboratories, Inc.[2]	17,134,011
307,558	Neogen Corp.[1]	11,216,640
275,437	NuVasive, Inc.[1]	14,325,478
		71,984,186
	Health Care Providers & Services — 3.3%
198,564	AMN Healthcare Services, Inc.[1]	20,122,475
300,246	HealthEquity, Inc.[1]	16,045,146
564,870	R1 RCM, Inc.[1]	13,432,609
		49,600,230
	Health Care Technology — 2.1%
859,781	Evolent Health, Inc. - Class A1,2	20,385,408
143,346	Vocera Communications, Inc.[1]	11,325,767
		31,711,175
	Hotels, Restaurants & Leisure — 1.6%
397,455	Boyd Gaming Corp.[1]	23,632,674
	Household Durables — 2.7%
51,041	Helen of Troy, Ltd.[1,2]	10,684,412
418,200	La-Z-Boy, Inc.	15,352,122
617,423	Tri Pointe Homes, Inc.[1]	14,700,842
		40,737,376
	Household Products — 1.1%
436,641	Energizer Holdings, Inc.[2]	16,422,068
	Insurance — 1.3%
275,616	Stewart Information Services Corp.	19,687,251
	Interactive Media & Services — 2.3%
568,689	Cargurus, Inc.[1]	18,141,179
148,181	Ziff Davis, Inc.[1,2]	15,567,896
		33,709,075
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 1.0%
638,149	NeoGenomics, Inc.[1,2]	$14,383,879
	Machinery — 1.3%
402,394	Hillenbrand, Inc.	18,703,273
	Media — 1.2%
105,374	Nexstar Media Group, Inc. - Class A	17,426,752
	Multi-line Retail — 0.9%
220,624	Kohl’s Corp.	13,173,459
	Oil, Gas & Consumable Fuels — 5.5%
1,242,750	CNX Resources Corp.[1,2]	18,429,983
408,651	Matador Resources Co.[2]	18,295,305
591,043	Ovintiv, Inc.	22,932,468
91,429	PDC Energy, Inc.	5,418,997
512,378	SM Energy Co.	16,811,122
		81,887,875
	Pharmaceuticals — 2.9%
235,402	Pacira BioSciences, Inc.[1,2]	14,776,183
355,306	Prestige Consumer Healthcare, Inc.[1]	20,057,024
256,768	Supernus Pharmaceuticals, Inc.[1]	7,921,293
		42,754,500
	Professional Services — 2.4%
181,112	ASGN, Inc.[1]	20,804,335
61,578	CACI International, Inc. - Class A1	15,238,092
		36,042,427
	Semiconductors & Semiconductor Equipment — 2.8%
268,702	Diodes, Inc.[1]	24,932,858
646,071	Rambus, Inc.[1,2]	16,313,293
		41,246,151
	Software — 6.8%
281,543	CommVault Systems, Inc.[1]	18,992,890
857,807	Mandiant, Inc.[1]	12,944,307
326,327	Progress Software Corp.	14,851,142
120,522	SPS Commerce, Inc.[1]	14,926,650
257,505	Verint Systems, Inc.[1]	13,217,732
1,291,814	Vonage Holdings Corp.[1]	26,921,404
		101,854,125
	Specialty Retail — 2.1%
99,777	Asbury Automotive Group, Inc.[1]	16,061,104
339,171	Foot Locker, Inc.	15,154,160
		31,215,264
	Thrifts & Mortgage Finance — 0.9%
600,629	Radian Group, Inc.	13,448,083
	Trading Companies & Distributors — 5.0%
359,916	Beacon Roofing Supply, Inc.[1]	19,748,591
235,443	Boise Cascade Co.	16,532,807
762,311	Univar Solutions, Inc.[1]	20,201,241
142,584	WESCO International, Inc.[1]	17,379,564
		73,862,203
	TOTAL COMMON STOCKS (Cost $1,008,822,172)	1,446,580,472
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 3.5%
$52,163,448	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $52,163,448, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $45,706,100, coupon rate of 0.500%, due 04/15/24, market value of $53,206,776)	$52,163,448
	TOTAL REPURCHASE AGREEMENT (Cost $52,163,448)	52,163,448
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.2%
48,554,045	State Street Navigator Securities Lending Government Money Market Portfolio[3]	48,554,045
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $48,554,045)	48,554,045
TOTAL INVESTMENTS (Cost $1,109,539,665)	103.8%	$1,547,297,965
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.8)	(57,181,714)
NET ASSETS	100.0%	$1,490,116,251

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.1%
	Aerospace & Defense — 2.1%
5,460	Raytheon Technologies Corp.	$492,437
	Air Freight & Logistics — 1.9%
2,155	United Parcel Service, Inc. - Class B	435,763
	Banks — 1.8%
2,784	JPMorgan Chase & Co.	413,702
	Beverages — 2.7%
3,564	PepsiCo, Inc.	618,425
	Biotechnology — 2.0%
2,046	Amgen, Inc.	464,729
	Capital Markets — 8.7%
1,361	Ameriprise Financial, Inc.	414,166
427	BlackRock, Inc.	351,395
4,420	Charles Schwab Corp. (The)	387,634
5,120	Morgan Stanley	525,005
2,750	Northern Trust Corp.	320,760
		1,998,960
	Chemicals — 3.5%
1,301	Air Products and Chemicals, Inc.	367,038
2,879	PPG Industries, Inc.	449,700
		816,738
	Communications Equipment — 2.8%
11,532	Cisco Systems, Inc.	641,987
	Distributors — 1.1%
1,882	Genuine Parts Co.	250,739
	Electrical Equipment — 3.7%
2,741	Eaton Corp. PLC	434,257
1,409	Rockwell Automation, Inc.	407,511
		841,768
	Electronic Equipment, Instruments & Components — 2.1%
3,325	TE Connectivity, Ltd.	475,508
	Food Products — 3.2%
2,006	Hershey Co. (The)	395,323
5,078	Mondelez International, Inc. - Class A	340,378
		735,701
	Gas Utilities — 1.9%
9,878	UGI Corp.	447,967
	Health Care Equipment & Supplies — 1.9%
3,507	Abbott Laboratories	447,002
	Health Care Providers & Services — 1.9%
3,211	Quest Diagnostics, Inc.	433,549
	Hotels, Restaurants & Leisure — 3.5%
2,000	McDonald’s Corp.	518,900
2,819	Starbucks Corp.	277,164
		796,064
	Household Durables — 1.4%
2,552	Garmin, Ltd.	317,520
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 3.8%
5,084	Colgate-Palmolive Co.	$419,176
2,879	Procter & Gamble Co. (The)	461,935
		881,111
	Insurance — 6.2%
6,196	Aflac, Inc.	389,233
1,639	Allstate Corp. (The)	197,778
1,331	Everest Re Group, Ltd.	377,205
6,244	Principal Financial Group, Inc.	456,187
		1,420,403
	IT Services — 5.9%
993	Accenture PLC - Class A	351,105
4,662	Fidelity National Information Services, Inc.	559,067
3,758	Paychex, Inc.	442,542
		1,352,714
	Machinery — 5.0%
1,609	Cummins, Inc.	355,396
1,439	Illinois Tool Works, Inc.	336,611
2,194	Snap-on, Inc.	456,900
		1,148,907
	Media — 4.0%
10,054	Comcast Corp. - Class A	502,599
11,874	Interpublic Group of Cos., Inc. (The)	422,002
		924,601
	Multi-Utilities — 3.3%
5,501	Dominion Energy, Inc.	443,711
2,552	DTE Energy Co.	307,337
		751,048
	Oil, Gas & Consumable Fuels — 3.7%
3,575	Chevron Corp.	469,505
4,452	Phillips 66	377,485
		846,990
	Pharmaceuticals — 9.5%
7,556	Bristol-Myers Squibb Co.	490,309
2,898	Eli Lilly & Co.	711,140
3,792	Johnson & Johnson	653,324
6,463	Pfizer, Inc.	340,535
		2,195,308
	Road & Rail — 2.2%
2,035	Union Pacific Corp.	497,659
	Semiconductors & Semiconductor Equipment — 2.8%
3,593	Texas Instruments, Inc.	644,908
	Specialty Retail — 4.5%
1,707	Home Depot, Inc. (The)	626,435
5,799	TJX Cos., Inc. (The)	417,354
		1,043,789
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 2.0%
5,292	NetApp, Inc.	$457,811
	TOTAL COMMON STOCKS (Cost $15,755,167)	22,793,808
Face Amount
REPURCHASE AGREEMENT* — 1.1%
$248,423	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $248,423, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $217,700, coupon rate of 0.500%, due 04/15/24, market value of $253,426)	248,423
	TOTAL REPURCHASE AGREEMENT (Cost $248,423)	248,423
TOTAL INVESTMENTS (Cost $16,003,590)	100.2%	$23,042,231
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(50,496)
NET ASSETS	100.0%	$22,991,735

*	Percentages indicated are based on net assets.
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 5.1%
22,100	SPDR S&P 500 ETF Trust[1]	$9,943,011
30,000	Vanguard S&P 500 ETF[1]	12,410,700
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	22,353,711
Face Amount
U.S. TREASURY BILLS* — 24.6%
$49,000,000	U.S. Treasury Bill, 0.054% due 04/7/22[1]	48,987,725
60,000,000	U.S. Treasury Bill, 0.231% due 07/7/22[1]	59,897,625
	TOTAL U.S. TREASURY BILLS (Cost $108,935,508)	108,885,350
REPURCHASE AGREEMENT* — 2.4%
10,572,523	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $10,572,523, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $9,263,800, coupon rate of 0.500%, due 04/15/24, market value of $10,784,051)	10,572,523
	TOTAL REPURCHASE AGREEMENT (Cost $10,572,523)	10,572,523
TOTAL PURCHASED OPTIONS (Cost $1,010,526,059)	220.0%	973,640,250
TOTAL INVESTMENTS (Cost $1,136,464,699)	252.1%	$1,115,451,834
LIABILITIES IN EXCESS OF OTHER ASSETS	(152.1)	(672,985,258)
NET ASSETS[2]	100.0%	$442,466,576

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $33,056,222 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	03/18/22	USD	2,790	$1,259,838,450	$973,486,800	$1,009,967,780	$(36,480,980)
PUTS:
S&P 500 Index	OCC**	2,000.00	03/18/22	USD	2,790	1,259,838,450	153,450	558,279	(404,829)
TOTAL PURCHASED OPTIONS						$2,519,676,900	$973,640,250	$1,010,526,059	$(36,885,809)
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	03/18/22	USD	2,790	(1,259,838,450)	(694,737,900)	(731,793,425)	37,055,525
PUTS:
S&P 500 Index	OCC**	4,400.00	02/18/22	USD	200	(90,311,000)	(1,080,000)	(1,894,300)	814,300
S&P 500 Index	OCC**	4,500.00	02/18/22	USD	60	(27,093,300)	(516,600)	(868,370)	351,770
S&P 500 Index	OCC**	4,550.00	02/18/22	USD	340	(153,528,700)	(3,714,500)	(5,602,231)	1,887,731
S&P 500 Index	OCC**	4,600.00	02/18/22	USD	30	(13,546,650)	(416,250)	(617,985)	201,735
S&P 500 Index	OCC**	4,700.00	02/18/22	USD	260	(117,404,300)	(5,604,300)	(5,195,670)	(408,630)
S&P 500 Index	OCC**	1,000.00	03/18/22	USD	2,790	(1,259,838,450)	(13,950)	(57,251)	43,301
TOTAL PUTS						$(1,661,722,400)	$(11,345,600)	$(14,235,807)	$2,890,207
TOTAL WRITTEN OPTIONS						$(2,921,560,850)	$(706,083,500)	$(746,029,232)	$39,945,732

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
54

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUND* — 6.6%
26,100	iShares MSCI Emerging Markets ETF	$1,274,724
	TOTAL EXCHANGE-TRADED FUND (Cost $1,259,885)	1,274,724
Face Amount
U.S. TREASURY BILLS* — 23.4%
$1,800,000	U.S. Treasury Bill, 0.054% due 04/7/22[1]	1,799,549
2,700,000	U.S. Treasury Bill, 0.231% due 07/7/22[1]	2,695,393
	TOTAL U.S. TREASURY BILLS (Cost $4,497,137)	4,494,942
REPURCHASE AGREEMENT* — 1.0%
191,134	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $191,134, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $167,500, coupon rate of 0.500%, due 04/15/24, market value of $194,988)	191,134
	TOTAL REPURCHASE AGREEMENT (Cost $191,134)	191,134
TOTAL PURCHASED OPTIONS (Cost $39,841,529)	199.5%	38,387,250
TOTAL INVESTMENTS (Cost $45,789,685)	230.5%	$44,348,050
LIABILITIES IN EXCESS OF OTHER ASSETS	(130.5)	(25,109,229)
NET ASSETS[2]	100.0%	$19,238,821

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $2,761,390 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
55

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	03/18/22	USD	110	$49,671,050	$38,381,200	$39,819,518	$(1,438,318)
PUTS:
S&P 500 Index	OCC**	2,000.00	03/18/22	USD	110	49,671,050	6,050	22,011	(15,961)
TOTAL PURCHASED OPTIONS						$99,342,100	$38,387,250	$39,841,529	$(1,454,279)
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	03/18/22	USD	110	(49,671,050)	(27,391,100)	(28,852,070)	1,460,970
PUTS:
iShares MSCI Emerging Markets ETF	OCC**	50.00	02/18/22	USD	60	(293,040)	(11,400)	(10,650)	(750)
iShares MSCI Emerging Markets ETF	OCC**	52.00	02/18/22	USD	140	(683,760)	(45,150)	(41,650)	(3,500)
iShares MSCI Emerging Markets ETF	OCC**	54.00	02/18/22	USD	49	(239,316)	(27,807)	(23,250)	(4,557)
iShares MSCI EAFE ETF	OCC**	80.00	02/18/22	USD	507	(3,844,074)	(220,545)	(185,216)	(35,329)
Russell 2000 Index	OCC**	2,100.00	02/18/22	USD	8	(1,622,760)	(80,280)	(95,825)	15,545
S&P 500 Index	OCC**	4,550.00	02/18/22	USD	20	(9,031,100)	(218,500)	(515,985)	297,485
S&P 500 Index	OCC**	1,000.00	03/18/22	USD	110	(49,671,050)	(550)	(2,257)	1,707
TOTAL PUTS						$(65,385,100)	$(604,232)	$(874,833)	$270,601
TOTAL WRITTEN OPTIONS						$(115,056,150)	$(27,995,332)	$(29,726,903)	$1,731,571

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
56

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 21.6%
	Federal Home Loan Bank — 12.1%
$5,000,000	0.250% due 12/4/23	$4,916,479
15,000,000	2.750% due 12/13/24	15,572,456
7,000,000	0.375% due 9/23/25[1]	6,714,467
15,000,000	3.250% due 11/16/28[1]	16,375,066
4,000,000	5.500% due 7/15/36	5,610,369
		49,188,837
	Federal National Mortgage Association — 9.5%
10,000,000	2.000% due 10/5/22[1]	10,095,317
5,100,000	0.250% due 11/27/23	5,018,592
15,000,000	2.625% due 9/6/24[1]	15,501,089
7,960,000	2.125% due 4/24/26[1]	8,145,424
		38,760,422
	TOTAL AGENCY NOTES (Cost $87,873,237)	87,949,259
MORTGAGE-BACKED SECURITIES*,2 — 28.8%
	Federal Home Loan Mortgage Corporation — 10.5%
8,043	# G13396, 5.500% due 12/1/23	8,171
30,053	# D78677, 8.000% due 3/1/27	30,525
55,679	# C00742, 6.500% due 4/1/29	61,212
1,727,375	# J38111, 3.000% due 12/1/32	1,802,478
12,426	# A68937, 6.000% due 11/1/37	13,719
161,520	# A69653, 5.500% due 12/1/37	182,985
182,705	# A73370, 5.000% due 2/1/38	205,256
148,030	# A90421, 4.500% due 12/1/39	162,477
132,358	# A92890, 4.500% due 7/1/40	142,860
601,328	# A97620, 4.500% due 3/1/41	658,030
921,396	# C03770, 3.500% due 2/1/42	979,349
461,801	# Q07651, 3.500% due 4/1/42	486,606
1,061,157	# Q41208, 3.500% due 6/1/46	1,121,879
4,070,202	# G08737, 3.000% due 12/1/46	4,207,871
1,414,688	# Q45735, 3.000% due 1/1/47	1,463,271
2,923,131	# Q46279, 3.500% due 2/1/47	3,076,471
2,914,207	# Q47596, 4.000% due 4/1/47	3,105,993
8,375,797	# RA3173, 3.000% due 7/1/50	8,571,430
3,120,230	# SD8083, 2.500% due 8/1/50	3,117,747
13,274,565	# SD8152, 3.000% due 6/1/51	13,573,511
		42,971,841
	Federal National Mortgage Association — 18.2%
299	# 125275, 7.000% due 3/1/24	310
203,763	# AH6827, 4.000% due 3/1/26	213,612
181,738	# AI1657, 4.000% due 4/1/26	190,106
344,799	# AB3900, 3.000% due 11/1/26	357,695
13,852	# 373328, 8.000% due 3/1/27	13,906
570,552	# AK4751, 3.000% due 4/1/27	593,471
8,205	# 390895, 8.000% due 6/1/27	8,313
951,636	# AO0533, 3.000% due 6/1/27	987,548
27,219	# 397602, 8.000% due 8/1/27	27,603
439	# 499335, 6.500% due 8/1/29	488
2,947	# 252806, 7.500% due 10/1/29	3,364
143	# 523497, 7.500% due 11/1/29	156
2,165,029	# BC2462, 3.000% due 2/1/31	2,246,330
924	# 588945, 7.000% due 6/1/31	985
4,122,026	# AS7429, 2.500% due 6/1/31	4,233,796
44,220	# 607862, 7.000% due 9/1/31	47,713
See Notes to Schedules of Portfolio Investments
57

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$1,878	# 656872, 6.500% due 8/1/32	$2,064
2,899,070	# MA3391, 3.000% due 6/1/33	3,018,640
91,182	# 789856, 6.000% due 8/1/34	101,313
22,504	# 829202, 5.000% due 7/1/35	24,968
63,231	# 826586, 5.000% due 8/1/35	71,001
15,643	# 256216, 7.000% due 4/1/36	17,975
44,482	# 898412, 5.000% due 10/1/36	48,447
9,256	# 910894, 5.000% due 2/1/37	10,153
15,484	# 912456, 6.500% due 3/1/37	17,011
204,854	# 973241, 5.000% due 3/1/38	229,855
59,500	# 975593, 5.000% due 6/1/38	66,577
77,077	# 257573, 5.500% due 2/1/39	87,503
202,176	# AD7128, 4.500% due 7/1/40	220,854
9,418,708	# MA4152, 2.000% due 10/1/40	9,353,492
2,171,643	# AH1568, 4.500% due 12/1/40	2,365,392
919,747	# AH6991, 4.000% due 1/1/41	994,074
487,403	# AH4004, 4.500% due 3/1/41	534,267
486,465	# AH8351, 4.000% due 3/1/41	527,060
504,984	# AJ1315, 4.000% due 9/1/41	545,267
639,685	# AI8779, 4.000% due 11/1/41	693,169
846,075	# AJ5958, 4.000% due 12/1/41	914,430
353,426	# AK5070, 3.500% due 3/1/42	370,954
1,410,366	# AK5426, 3.500% due 3/1/42	1,499,120
3,658,481	# AT7682, 3.500% due 6/1/43	3,889,555
1,818,032	# AS6326, 3.500% due 12/1/45	1,925,799
1,434,232	# AS6881, 3.500% due 3/1/46	1,513,450
1,878,179	# BC0960, 4.000% due 6/1/46	2,010,165
1,152,525	# AS8966, 4.000% due 3/1/47	1,227,105
1,634,415	# AS9988, 4.500% due 7/1/47	1,756,698
1,835,871	# MA3210, 3.500% due 12/1/47	1,927,527
1,493,590	# BJ9251, 3.500% due 6/1/48	1,559,742
6,085,287	# FM3727, 3.000% due 7/1/50	6,235,920
5,740,562	# BQ2863, 2.500% due 9/1/50	5,739,912
9,676,684	# CA7231, 2.500% due 10/1/50	9,674,602
5,783,265	# MA4439, 3.000% due 10/1/51	5,914,959
		74,014,416
	Government National Mortgage Association — 0.1%
8,942	# 476259, 7.000% due 8/15/28	8,975
3,214	# 485264, 7.500% due 2/15/31	3,226
6,533	# 559304, 7.000% due 9/15/31	6,622
136,840	# 651859, 5.000% due 6/15/36	156,464
92,443	# 782150, 5.500% due 4/15/37	106,381
13,747	# 662521, 6.000% due 8/15/37	15,542
19,637	# 677545, 6.000% due 11/15/37	21,516
20,443	# 676291, 6.000% due 12/15/37	22,420
33,669	# 685836, 5.500% due 4/15/38	36,978
163,468	# 698235, 5.000% due 6/15/39	186,477
		564,601
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $118,701,826)	117,550,858
CORPORATE NOTES* — 29.0%
	Banking — 9.0%
8,000,000	Bank of America Corp., (3M USD LIBOR * 1.19 + 2.88%), 2.884% due 10/22/30[3]	7,998,760
See Notes to Schedules of Portfolio Investments
58

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Banking — (Continued)
$5,000,000	Bank of America Corp., (3M USD LIBOR * 1.51 + 3.71%), 3.705% due 4/24/28[3]	$5,265,300
5,000,000	Bank of America Corp., (3M USD LIBOR * 1.81 + 4.24%), 4.244% due 4/24/38[3]	5,579,946
6,000,000	JPMorgan Chase & Co., (3M USD LIBOR * 0.95 + 3.51%), 3.509% due 1/23/29[3]	6,260,569
5,000,000	JPMorgan Chase & Co., (SOFR* 1.11 + 1.76%), 1.764% due 11/19/31[3]	4,563,807
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,798,797
		36,467,179
	Beverages, Food & Tobacco — 2.6%
10,000,000	Archer-Daniels-Midland Co., 3.250% due 3/27/30[1]	10,568,448
	Communications — 4.2%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	17,146,890
	Computer Software & Processing — 5.6%
1,000,000	Alphabet, Inc., 2.050% due 8/15/50	823,135
11,250,000	Apple, Inc., 4.500% due 2/23/36	13,442,578
8,000,000	Microsoft Corp., 3.450% due 8/8/36	8,715,875
		22,981,588
	Heavy Machinery — 2.2%
4,000,000	Caterpillar, Inc., 2.600% due 4/9/30	4,068,786
4,750,000	John Deere Capital Corp., 0.700% due 7/5/23	4,721,521
		8,790,307
	Insurance — 1.3%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	5,284,600
	Media - Broadcasting & Publishing — 1.8%
7,000,000	Comcast Corp., 3.150% due 2/15/28	7,306,283
	Pharmaceuticals — 2.3%
5,000,000	Johnson & Johnson, 2.450% due 9/1/60	4,327,850
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	5,157,683
		9,485,533
	TOTAL CORPORATE NOTES (Cost $117,312,651)	118,030,828
U.S. TREASURY NOTES/BONDS* — 18.8%
4,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	4,967,031
7,000,000	U.S. Treasury Bonds, 3.500% due 2/15/39	8,484,219
See Notes to Schedules of Portfolio Investments
59

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$4,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	$4,627,500
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	11,452,851
10,000,000	U.S. Treasury Bonds, 2.250% due 8/15/46	10,132,422
3,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	3,492,656
6,000,000	U.S. Treasury Notes, 2.500% due 1/31/24	6,156,094
10,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	10,460,547
5,000,000	U.S. Treasury Notes, 1.875% due 7/31/26	5,063,867
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	6,186,797
5,000,000	U.S. Treasury Notes, 3.125% due 11/15/28	5,442,969
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $76,335,828)	76,466,953
REPURCHASE AGREEMENT* — 1.6%
6,506,766	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $6,506,766, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $5,701,300, coupon rate of 0.500%, due 04/15/24, market value of $6,636,921)	6,506,766
	TOTAL REPURCHASE AGREEMENT (Cost $6,506,766)	6,506,766
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.7%
11,155,701	State Street Navigator Securities Lending Government Money Market Portfolio[4]	11,155,701
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $11,155,701)	11,155,701
TOTAL INVESTMENTS (Cost $417,886,009)	102.5%	$417,660,365
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.5)	(10,031,165)
NET ASSETS	100.0%	$407,629,200

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at January 31, 2022.
[3]	Floating Rate Bond. Rate shown is as of January 31, 2022.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
60

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 0.9%
	Health Care Services — 0.9%
$500,000	CommonSpirit Health, 1.547% due 10/1/25	$488,253
	TOTAL CORPORATE NOTES (Cost $501,886)	488,253
MUNICIPAL BONDS* — 95.4%
	Alabama — 1.7%
500,000	Black Belt, AL, Energy Gas District, Revenue Bonds, Project No.6, Series A, 4.000% due 10/1/52[1]	549,663
225,000	City of Birmingham, AL, General Obligation Limited, Prerefunded 09/01/25 @100, 5.000% due 3/1/45	255,185
100,000	Southeast Energy Authority, AL, Cooperative District, Project No.1, Revenue Bonds, Series A, 4.000% due 10/1/23	104,477
		909,325
	Arizona — 1.7%
250,000	City of Phoenix, AZ, Civic Improvement Corp., Junior Line Airport, Revenue Bonds, AMT, Series B, 5.000% due 7/1/23	264,365
175,000	City of Yuma, AZ, Revenue Bonds, Refunding, 4.000% due 7/1/23	182,577
100,000	City of Yuma, AZ, Revenue Bonds, Taxable, 0.527% due 7/15/23	98,982
400,000	Yuma, AZ, Municipal Property Corp., Excise Tax Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/22	407,466
		953,390
	California — 4.0%
200,000	California Health Facilities Financing Authority, Revenue Bonds, Series A, Prerefunded 11/15/25 @ 100, 3.250% due 11/15/36	214,048
340,000	California State University, Revenue Bonds, Series D, 0.885% due 11/1/25	330,890
	California State, General Obligation Unlimited, Refunding:
500,000	5.000% due 9/1/23	532,225
300,000	5.000% due 4/1/24	325,165
350,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, AMT, Series D, 5.000% due 5/15/23	368,445
450,000	Golden State, CA, Tobacco Securitization Corp, Revenue Bonds, Taxable Refunding, (State Appropriations), 1.400% due 6/1/25	443,021
		2,213,794
	Colorado — 2.0%
200,000	City and County of Denver, CO, Airport System Revenue, Revenue Bonds, Refunding, Series D, 5.000% due 11/15/31[1]	206,715
125,000	Colorado Housing and Finance Authority, Revenue Bonds, AMT, Class 1 Bonds, Series A (GNMA Insured), 1.400% due 11/1/22	125,359
750,000	E-470 Public Highway Authority, CO, Revenue Bonds, Variable Refunding, Series B, (SOFR*0.67+0.35%), 0.377% due 9/1/39[2]	749,299
		1,081,373
	Connecticut — 4.0%
750,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series 2014A, 1.100% due 7/1/48[1]	752,930
100,000	Hartford Country, CT, Metropolitan District, Clean Water Project, Revenue Bonds, Taxable Refunding, 0.411% due 4/1/22	100,008
500,000	State of Connecticut Special Tax Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/23	519,909
See Notes to Schedules of Portfolio Investments
61

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Connecticut — (Continued)
$285,000	State of Connecticut, General Obligation Unlimited, Refunding, Series C, 5.000% due 6/1/24	$289,178
250,000	University of Connecticut, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/23	257,965
250,000	University of Connecticut, Revenue Bonds, Series A, 5.000% due 8/15/26	264,738
		2,184,728
	Delaware — 0.5%
250,000	Delaware River and Bay Authority, DE, Revenue Bonds, Refunding, 5.000% due 1/1/24[3]	261,194
	District Of Columbia — 2.0%
1,000,000	Metropolitan Washington, DC, Airports Authority Aviation Revenue , Revenue Bonds, AMT, Refunding, Series A, 5.000% due 10/1/24	1,093,929
	Florida — 5.8%
275,000	Central Florida Expressway Authority Senior Line, Revenue Bonds, Series A, 5.000% due 7/1/23	290,962
335,000	County of Broward, FL, Airport System Revenue, Revenue Bonds, AMT, Series A, Prerefunded 10/01/23 @ 100, 5.250% due 10/1/27	358,309
500,000	County of Broward, FL, Port Facilities Revenue, Revenue Bonds, AMT, Refunding, Subordinate Bond, Series D, 5.000% due 9/1/24	544,987
100,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Taxable Refunding, Series B, 2.504% due 10/1/24	102,232
385,000	Hillsborough County, FL, School Board, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 10/1/23	409,873
390,000	Manatee County, FL, Port Authority, Revenue Bonds,Taxable Refunding, 0.619% due 10/1/24	380,823
255,000	Orlando - Orange County, FL, Expressway Authority, Revenue Bonds, Prerefunded 7/01/22 @100, 5.000% due 7/1/23	259,770
535,000	Orlando, FL, Utilities Commission, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/23	571,681
245,000	School District of Broward County, FL, Certificate Participation, Refunding, (BAM-TCRS Insured), 5.000% due 7/1/23	259,399
		3,178,036
	Georgia — 0.2%
105,000	Georgia Municipal Electric Authority, Project No.1, Revenue Bonds, Taxable Refunding, Series B, 1.421% due 1/1/25	103,804
	Illinois — 5.4%
250,000	City of Chicago, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 1/1/24	266,807
300,000	Cook County, IL, School District No. 100 South Berwyn, General Obligation Unlimited, Refunding, (BAM Insured), 4.000% due 12/1/23	315,188
500,000	DeKalb County, IL, Community Unit School District No. 428 DeKalb, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	536,708
225,000	Illinois State Toll Highway Authority, Revenue Bonds, Refunding, Series D, 5.000% due 1/1/23	233,832
255,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	274,865
295,000	St. Clair County, IL, Community Unit School District No 19, General Obligation Unlimited, Refunding, 4.000% due 2/1/22	295,000
See Notes to Schedules of Portfolio Investments
62

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$500,000	State of Illinois Sales Tax Revenue, Revenue Bonds, Series B, 0.941% due 6/15/24	$489,652
500,000	State of Illinois, General Obligation Unlimited, Refunding, Series C, 4.000% due 3/1/24	527,854
		2,939,906
	Kansas — 0.7%
375,000	Wyandotte County-Kansas City, KS, Unified Government, General Obligation Unlimited, Series A, (AGMC Insured), 4.000% due 8/1/24	401,083
	Kentucky — 1.8%
185,000	Kentucky State Property and Building Commission, Revenue Bonds, Refunding, Project No. 108, Series B, 5.000% due 8/1/24	202,792
285,000	Kentucky State Property and Building Commission, Revenue Bonds, Refunding, Project No. 112, Series B, (State Appropriations), 5.000% due 11/1/24	314,873
	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 10/1/23	319,897
125,000	5.000% due 10/1/24	137,328
		974,890
	Louisiana — 0.9%
500,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	507,498
	Maryland — 1.5%
250,000	State of Maryland Department of Transportation, Revenue Bonds, Taxable Refunding, Series A, 0.806% due 8/1/25	241,332
500,000	State of Maryland, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/24	548,998
		790,330
	Michigan — 3.5%
500,000	Hazel Park, MI, School District, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/24	529,485
425,000	Maple Valley Schools, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/23	441,264
200,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/23	210,672
200,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	214,605
500,000	Michigan Finance Authority, Revenue Bonds, Series 2019B, 3.500% due 11/15/44[1]	510,839
		1,906,865
	Minnesota — 1.0%
500,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission, Revenue Bonds, AMT, Refunding, Series B, 5.000% due 1/1/25	549,648
	Nebraska — 0.2%
100,000	City of Lincoln, NE, Electric System Revenue, Revenue Bonds, Taxable Refunding, Series B, 0.399% due 9/1/23	98,861
	Nevada — 1.1%
210,000	Clark County, NV, School District, General Obligation Limited, Refunding, Series A, 5.000% due 6/15/24	228,783
240,000	Clark County, NV, School District, General Obligation Limited, Series D, 5.000% due 6/15/24	261,466
See Notes to Schedules of Portfolio Investments
63

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Nevada — (Continued)
$125,000	State of Nevada, General Obligation Limited, Refunding, Series H1, 5.000% due 6/1/24	$131,893
		622,142
	New Jersey — 5.5%
250,000	County of Morris, NJ, Improvement Authority Revenue, Revenue Bonds, Taxable Refunding, Series B, Rockaway Borough Project, (County Guaranteed), 0.571% due 2/1/24	245,188
300,000	Maple Shade Township, NJ, School District, General Obligation Unlimited, Refunding, (SBRF Insured), 5.000% due 10/1/25	339,215
200,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series II, 5.000% due 3/1/23	201,197
525,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	526,861
500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.000% due 6/15/24	543,739
155,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A, 4.000% due 12/15/23	162,974
180,000	New Jersey Turnpike Authority, Revenue Bonds, Series B, 5.000% due 1/1/23	186,998
525,000	New Jersey Turnpike Authority, Revenue Bonds, Taxable Refunding, Series B, 0.638% due 1/1/24	518,085
275,000	Township of Pennsauken NJ, General Obligation Unlimited, Taxable Refunding, 0.760% due 8/15/23	271,836
		2,996,093
	New Mexico — 0.7%
335,000	State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds, Refunding, Series B, 4.000% due 7/1/24	358,523
	New York — 8.9%
310,000	Long Island, NY, Power Authority, Revenue Bonds, Taxable Refunding, Series C, 0.764% due 3/1/23	309,378
350,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Revenue Bonds, Series A, 5.255% due 11/15/22	361,514
680,000	Metropolitan Transportation Authority, NY, Revenue Notes, series A, 0.777% due 11/15/22	680,049
615,000	New York City, NY, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/23	653,106
500,000	New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue, Revenue Bonds, Series B-2, 2.800% due 11/1/23	512,641
	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series A, Escrowed to Maturity:
125,000	4.000% due 12/15/22	128,707
250,000	5.000% due 3/15/24	270,929
225,000	New York State Dormitory Authority, Revenue Bonds, Refunding, Series A, Escrowed to Maturity, 5.000% due 3/15/24	243,836
	New York State Dormitory Authority, Sales Tax Revenue, Revenue Bonds, Series 2015B-A:
210,000	5.000% due 3/15/23	220,133
150,000	5.000% due 3/15/24	162,377
250,000	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds, Refunding, 5.000% due 3/15/22	251,414
200,000	Port Authority of New York & New Jersey, Revenue Bonds, AMT, Refunding, Series 226, 5.000% due 10/15/23	212,929
150,000	Port Authority of New York & New Jersey, Revenue Bonds, Series 179, 5.000% due 12/1/26	160,982
335,000	Sales Tax Asset Receivable Corp, NY, Revenue Bonds, Series A, Prerefunded 10/15/24 @ 100, 4.000% due 10/15/32	361,122
See Notes to Schedules of Portfolio Investments
64

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$295,000	Triborough Bridge and Tunnel Authority, NY, General Revenue Bonds, Refunding, Series A, 5.000% due 11/15/24	$326,139
		4,855,256
	North Carolina — 0.5%
250,000	City of Charlotte, NC, General Obligation Unlimited, Series A, 5.000% due 6/1/24	273,057
	Ohio — 4.0%
	City of Akron, OH, Income Tax Revenue, Revenue Bonds:
355,000	4.000% due 12/1/22	364,698
360,000	4.000% due 12/1/23	379,235
325,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23	346,165
265,000	Oxford, OH, Miami University, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/24[3]	286,414
390,000	State of Ohio, General Obligation Unlimited, Series C, 5.000% due 3/1/24	422,057
340,000	State of Ohio, Hospital Facilities Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/26	387,181
		2,185,750
	Pennsylvania — 15.3%
500,000	Allegheny County, PA, Higher Education Building Authority, Revenue Bonds, (SOFR*0.70+0.29%), 0.325% due 2/1/33[2]	497,284
	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Refunding, University of Pittsburgh Medical Center, Series A:
300,000	5.000% due 7/15/23	318,101
325,000	5.000% due 7/15/25	364,528
	Bensalem Township, PA, School District, General Obligation Limited, Taxable Refunding (State Aid Withholding):
175,000	1.855% due 6/1/22	175,754
215,000	1.972% due 6/1/24	217,123
160,000	Bensalem Township, PA, School District, General Obligation Limited, Taxable Refunding, Series B (State Aid Withholding), 1.917% due 6/1/23	161,543
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT, Refunding, Series B, 5.000% due 7/1/24	557,744
750,000	Delaware Valley, PA, Regional Finance Authority, Revenue Bonds, Series B, 5.000% due 11/1/24	820,062
400,000	Lehigh Country, PA, General Purpose Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	423,626
200,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, (AGMC Insured), 0.409% due 5/1/23	197,737
425,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, Thomas Jefferson University Project, 5.000% due 9/1/23	452,183
100,000	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Waverly Heights Ltd. Project, 4.000% due 12/1/22	102,538
400,000	New Castle Area, PA, School District, General Obligation Limited, Refunding, (BAM Insured, State Aid withholding), 3.000% due 3/1/23	408,999
290,000	New Castle, PA, Sanitation Authority, Revenue Bonds, Taxable Refunding, (AGMC Insured), 1.017% due 6/1/24	283,288
See Notes to Schedules of Portfolio Investments
65

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$510,000	New Kensington, PA, Municipal Sanitary Authority, Revenue Bonds, Taxable Refunding, Series B, (AGMC Insured), 0.592% due 12/1/23	$501,765
500,000	Pennsbury Country, PA, School District, General Obligation Limited, Refunding (State Aid Withholding), 4.000% due 8/1/25[3]	536,521
500,000	Pennsylvania State University, Revenue Bonds, Taxable Refunding, Series B, 1.780% due 9/1/25	502,689
400,000	Pennsylvania State University, Tax-Exempt, Revenue Bonds, Refunding, Series E, 5.000% due 3/1/24	432,965
525,000	Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Series B, 4.000% due 12/1/23	553,542
200,000	Philadelphia, PA, School District, General Obligation Limited, Series A (State Aid Withholding), 5.000% due 9/1/23	212,499
105,000	Pittsburgh, PA, Public Parking Authority, Revenue Bonds, Prerefunded, Series A, Escrowed to Maturity, 5.000% due 12/1/23	112,548
195,000	Pittsburgh, PA, Public Parking Authority, Revenue Bonds, Unrefunded, Series A, Unrefunded portion, 5.000% due 12/1/23	207,475
355,000	State Public School Building Authority, PA, Revenue Bonds, Refunding, Community College of Allegheny Co. Project, Series B (BAM Insured), 4.000% due 7/15/22	360,703
		8,401,217
	Rhode Island — 0.7%
400,000	Rhode Island Health and Educational Building Corp., Public School Revenue, Revenue Bonds, Refunding, Series A, (Municipal Government Guaranteed), 5.000% due 5/15/22	405,280
	South Carolina — 1.0%
350,000	Charleston, SC, Educational Excellence Finance Corp., Revenue Bonds, Taxable Refunding, 0.527% due 12/1/22	348,799
200,000	South Carolina Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/24	221,119
		569,918
	South Dakota — 0.4%
230,000	South Dakota State Building Authority, Revenue Bonds, Taxable Refunding, Series B, 0.676% due 9/1/23	227,058
	Tennessee — 0.5%
250,000	Memphis-Shelby County, TN, Airport Authority, Revenue Bonds, Refunding, Series C, 5.000% due 7/1/23	264,474
	Texas — 12.6%
	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Series A, (PSF Guaranteed):
325,000	5.000% due 8/15/22	332,615
310,000	5.000% due 8/15/23	328,951
100,000	Central Texas Regional Mobility Authority, Revenue Bonds, Taxable Refunding, Series C, 1.345% due 1/1/24	99,620
500,000	City of Dallas, TX, Fort Worth International Airport, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/24	550,690
260,000	City of Grand Prairie, TX, Sales and USE Tax, Revenue Bonds,, 3.000% due 2/15/24	268,622
170,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Refunding, Series C, 5.000% due 7/1/24	184,532
	City of Houston, TX, Airport System Revenue, Revenue Bonds, Taxable Refunding, Series C:
100,000	1.054% due 7/1/23	99,839
300,000	1.272% due 7/1/24	298,057
400,000	Glen Rose, TX, Independent School District Unlimited, Refunding Bonds, Series 2020, 5.000% due 8/15/24	438,693
See Notes to Schedules of Portfolio Investments
66

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$170,000	Harris County, TX, Toll Road Authority, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/22	$174,151
225,000	Houston, TX, Community College system, General Obligation Limited, 5.000% due 2/15/23	234,922
1,000,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, Series 2022, 5.000% due 5/15/24[3]	1,084,774
520,000	North Texas Municipal Water District, Revenue Bonds, Series 2021A, 4.000% due 9/1/23	545,455
555,000	North Texas Tollway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/23	576,318
695,000	North Texas Tollway Authority, Revenue Bonds, Taxable Refunding, 1.020% due 1/1/25	680,377
200,000	Pleasanton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/23	212,543
400,000	Sunnyvale, TX, Independent School District, General Obligation Unlimited, Refunding, Series A, (PSF Guaranteed), 5.000% due 2/15/24	431,718
320,000	Texas A&M University, Revenue Bonds, Series B, Prerefunded 5/15/23 @ 100, 5.000% due 5/15/32	337,428
		6,879,305
	Virginia — 1.2%
200,000	County of Fairfax, VA, General Obligation Unlimited, Series A (State Aid Withholding), 4.000% due 10/1/23	210,586
200,000	County of Fairfax, VA, General Obligation Unlimited, Taxable Refunding, Series B (State Aid Withholding), 0.645% due 10/1/25	193,753
250,000	Greater Richmond, VA, Convention Center Authority, Revenue Bonds, Refunding, 5.000% due 6/15/23	263,928
		668,267
	Washington — 3.1%
425,000	Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Series S-1, Prerefunded 11/01/22 @ 100, 5.000% due 11/1/25	439,104
350,000	Chelan County, WA, Public Utility District No 1, Revenue Bonds, Refunding, Series A, (NPFG Insured), 0.000% due 6/1/23[4]	345,965
425,000	Klickitat Country, WA, Public Utility District No 1, Revenue Bonds, Taxable Refunding, Series B (AGMC Insured), 2.277% due 12/1/23	430,248
125,000	Lewis County, WA, Public Utility District No 1, Cowlitz Falls Hydroelectric Project, Revenue Bonds, Refunding, 5.000% due 10/1/22	128,739
120,000	Port of Seattle, WA, Revenue Bonds, Refunding, Series A, 5.000% due 8/1/25	122,618
250,000	Port of Seattle, WA, Revenue Bonds, Series D, 0.767% due 8/1/24	245,264
		1,711,938
	Wisconsin — 2.3%
215,000	City of Eau Claire, WI, General Obligation Unlimited, Refunding, Series D, 1.400% due 4/1/24	215,824
200,000	City of Milwaukee, WI, General Obligation Unlimited, Refunding, Series N-4, 5.000% due 4/1/25	222,858
325,000	Wisconsin Department of Transportation, Revenue Bonds, Series 2, Prefefunded 07/01/22 @ 100, 5.000% due 7/1/23	331,148
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
250,000	5.000% due 11/15/23	267,740
220,000	5.000% due 11/15/25	243,158
		1,280,728
See Notes to Schedules of Portfolio Investments
67

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wyoming — 0.7%
$400,000	Wyoming Community Development Authority, Revenue Bonds, Series 1, 1.950% due 12/1/22	$403,717
	TOTAL MUNICIPAL BONDS (Cost $52,457,939)	52,251,377
Shares
REGISTERED INVESTMENT COMPANIES* — 1.0%
1,670	iShares iBoxx High Yield Corporate Bond ETF[5]	141,449
6,700	VanEck Vectors High-Yield Municipal Index ETF[5]	405,283
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $548,950)	546,732
Face Amount
REPURCHASE AGREEMENT* — 3.8%
$2,079,919	With Fixed Income Clearing Corp., dated 1/31/22, 0.00%, principal and interest in the amount of $2,079,919, due 2/1/22, (collateralized by a U.S. Treasury Note with a par value of $1,822,500, coupon rate of 0.500%, due 04/15/24, market value of $2,121,584)	2,079,919
	TOTAL REPURCHASE AGREEMENT (Cost $2,079,919)	2,079,919
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.0%
558,180	State Street Navigator Securities Lending Government Money Market Portfolio[6]	558,180
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $558,180)	558,180
TOTAL INVESTMENTS (Cost $56,146,874)	102.1%	$55,924,461
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)	(1,129,724)
NET ASSETS	100.0%	$54,794,737

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of January 31, 2022.
[2]	Floating Rate Bond. Rate shown is as of January 31, 2022.
[3]	When-issued security.
[4]	Zero Coupon Bond.
[5]	Securities or partial securities on loan. See Note 1.
[6]	Represents an investment of securities lending cash collateral.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
GNMA — Government National Mortgage Association
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SBRF — School Bond Reserve Fund
See Notes to Schedules of Portfolio Investments
68

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 98.6%
	Alabama — 1.0%
$500,000	Jefferson County, AL, Sewer Revenue, Revenue Bonds, Warrants, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	$457,262
1,070,000	Jefferson County, AL, Sewer Revenue, Revenue Bonds, Warrants, Series D, 6.000% due 10/1/42	1,204,730
500,000	Jefferson County, AL, Sewer Revenue, Revenue Bonds, Warrants, Series E, 0.000% due 10/1/34[1]	216,907
500,000	Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Revenue Bonds, Refunding, 5.000% due 3/1/30	553,651
250,000	Selma, AL, Industrial Development Board, Gulf Opportunity Zone Revenue, Revenue Bonds, Series A, 2.000% due 11/1/33[2]	256,181
		2,688,731
	Alaska — 2.2%
6,000,000	City of Valdez, AK, Marine Term, Revenue Bonds, Refunding, 0.110% due 12/1/29[2]	6,000,000
	Arizona — 2.9%
300,000	Arizona Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[3]	334,268
250,000	Arizona Industrial Development Authority, Education Revenue, Cadence Campus Project, Revenue Bonds, Series A, 4.000% due 7/15/50[3]	259,945
315,000	Arizona Industrial Development Authority, Education Revenue, Macombs Fac Project, Revenue Bonds, Series A, 4.000% due 7/1/36	345,795
500,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/32[3]	508,812
	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Series A:
250,000	5.000% due 7/1/49[3]	259,778
125,000	5.000% due 7/15/49[3]	139,687
300,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[3]	339,291
1,201,458	Arizona Industrial Development Authority, Municipal Certificates, Revenue Bonds, Series 2, Class A, 3.625% due 5/20/33	1,289,844
	City of Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding:
500,000	5.000% due 7/1/35[3]	544,931
250,000	5.000% due 7/1/45[3]	270,495
	City of Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
195,000	5.750% due 7/1/24[3]	206,864
500,000	6.750% due 7/1/44[3]	560,598
500,000	City of Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[3]	547,756
40,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, Escrowed to Maturity, 5.000% due 7/1/23	41,469
250,000	Glendale, AZ, Industrial Development Authority, Senior Living Facility, Revenue Bonds, Refunding, 5.000% due 5/15/39	267,131
290,000	La Paz County, AZ, Industrial Development Authority, Revenue Bonds,Series A, 5.000% due 2/15/46[3]	297,552
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Paradise Schools Project, Revenue Bonds, Refunding, 5.000% due 7/1/36[3]	825,244
375,000	Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, Series A, 6.000% due 7/1/52[3]	440,663
See Notes to Schedules of Portfolio Investments
69

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Arizona — (Continued)
	Pima County, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding:
$110,000	4.000% due 6/15/41[3]	$113,287
135,000	5.000% due 6/15/49[3]	142,522
150,000	Tempe, AZ, Industrial Development Authority, Revenue Bonds, 5.000% due 12/1/54	164,213
250,000	Tempe, AZ, Industrial Development Authority, Revenue Bonds, Series A, 4.000% due 12/1/38	268,494
		8,168,639
	California — 5.7%
250,000	California Community Housing Agency, Verdant at Green Valley Project, Revenue Bonds, Series A, 5.000% due 8/1/49[3]	256,280
	California Housing Finance Agency, Revenue Bonds, Series A-1:
289,390	4.250% due 1/15/35	328,701
339,162	3.250% due 11/20/36	362,187
1,880,000	California Infrastructure & Economic Development Bank, Cabs-Sub-WFCS- Portfolio Project, Revenue Bonds, Series B, 0.000% due 1/1/61[1,3]	134,755
100,000	California Infrastructure & Economic Development Bank, Revenue Bonds, Series A-1, 5.000% due 1/1/56[3]	107,433
	California Municipal Finance Authority, Educational Revenue, Revenue Bonds, Refunding, Series A:
360,000	5.000% due 6/1/36	400,005
500,000	5.000% due 6/1/46	549,286
300,000	California Municipal Finance Authority, Higher Education Revenue, Revenue Bonds, Series A, 5.000% due 11/1/46[3]	335,361
500,000	California Municipal Finance Authority, Student Housing Revenue Bonds, Series 2021, (BAM Insured), 3.000% due 5/15/51	503,901
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	282,233
335,000	California School Finance Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[3]	362,692
400,000	California School Finance Authority, RVR Springs Chart School Project, Education Revenue, Revenue Bonds, Series A, 6.375% due 7/1/46[3]	443,758
250,000	California Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, Refunding, 5.000% due 5/15/29	287,420
500,000	California Statewide Communities Development Authority, Revenue Bonds, Series A, 5.250% due 12/1/56[3]	567,050
785,000	California Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	809,566
1,000,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, Refunding, Series B, 5.000% due 5/15/48	1,228,367
250,000	City of San Francisco, CA, Community Facilities District No. 2016, Revenue Bond, Series 2022, 4.000% due 9/1/42[4]	265,588
565,000	CMFA Special Finance Agency XII, CA,Revenue Bonds, Series A-1, 3.250% due 2/1/57[3]	463,459
500,000	CSCDA Community Improvement Authority, CA, Revenue Bonds, 3.125% due 6/1/57[3]	399,129
	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series A-2:
375,000	3.250% due 7/1/56[3]	315,550
390,000	3.250% due 4/1/57[3]	333,060
110,000	3.250% due 5/1/57[3]	92,465
875,000	4.000% due 6/1/58[3]	811,776
100,000	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series B, 4.000% due 12/1/56	83,863
2,500,000	Golden State, CA, Tobacco Securitization Corp., Revenue Bonds, Refunding,Series B-2, 0.000% due 6/1/66[1]	397,734
See Notes to Schedules of Portfolio Investments
70

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — (Continued)
	Hastings Campus Housing Finance Authority, CA, Revenue Bonds, Series A:
$600,000	5.000% due 7/1/45	$683,369
500,000	5.000% due 7/1/61	562,378
720,000	Madera, CA, Unified School District, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[1]	607,857
250,000	River Islands, CA, Public Financing Authority, Special Tax, Series 1, 4.000% due 9/1/41	263,707
500,000	River Islands, CA, Public Financing Authority, Special Tax, Series A, 5.000% due 9/1/48	561,344
1,000,000	Riverside County, CA, Redevelopment Successor Agency, Tax Allocation, Series B, 0.000% due 10/1/39[1]	618,800
1,000,000	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 4.000% due 7/1/56	1,102,067
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	204,575
1,000,000	State of California, General Obligation Unlimited, 4.000% due 10/1/34	1,168,217
		15,893,933
	Colorado — 11.0%
500,000	Amber Creek, CO, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	519,734
1,000,000	Arista, CO, Metropolitam District, General Obligation Limited, Refunding, Series A, 4.375% due 12/1/28	1,060,301
	Arkansas River, CO, Power Authority, Power Revenue, Revenue Bonds, Refunding, Series A:
500,000	5.000% due 10/1/33	580,419
400,000	5.000% due 10/1/43	457,139
500,000	Banning Lewis Ranch, CO, Metropolitan District No. 8, General Obligation Limited, Series A, 4.875% due 12/1/51	468,365
500,000	Base Village, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	515,903
500,000	Big Dry Creek, CO, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	522,872
206,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	215,824
525,000	Broadway Park North, CO, Metropolitan District No 2, General Obligation Limited, 5.000% due 12/1/49[3]	564,990
740,000	Buffalo Ridge, CO, Metropolitan District, General Obligation Limited, Series B, 7.375% due 12/15/47	774,172
500,000	Cherry Creek, CO, South Metropolitan District No 5, General Obligation Limited, 6.000% due 12/1/51	476,576
1,070,000	City & County of Broomfield, CO, Water Revenue, Revenue Bonds, 5.000% due 12/1/32	1,382,741
500,000	Clear Creek Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	520,187
	Colorado Health Facilities Authority, Frasier Project, Revenue Bonds, Refunding, Series A:
55,000	4.000% due 5/15/41[4]	56,914
215,000	4.000% due 5/15/48[4]	218,468
500,000	Colorado Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	531,867
250,000	Colorado Health Facilities Authority, Hospital Revenue, Parkview Medical Center Project, Revenue Bonds, Series A, 4.000% due 9/1/50	280,123
700,000	Colorado Health Facilities Authority, Hospital Revenue, Revenue Bonds, Prerefunded 6/1/27 @ 100, 5.000% due 6/1/37	822,462
See Notes to Schedules of Portfolio Investments
71

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
	Colorado Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding:
$400,000	5.000% due 1/1/37	$423,322
35,000	4.000% due 1/1/42	37,184
250,000	Colorado Health Facilities Authority, Revenue Bonds, 5.000% due 1/1/38	275,987
165,000	Colorado Health Facilities Authority, Revenue Bonds, Prerefunded 6/1/23 @ 100, 5.625% due 6/1/43	175,369
660,000	Colorado Health Facilities Authority, Revenue Bonds, Series A, Prerefunded 6/1/25 @ 100, 5.000% due 6/1/45	743,068
320,000	Colorado Housing and Finance Authority, Non AMT Non ACE SF Mortgage, Revenue Bonds, Series C, Class I, (GNMA Insured), 4.250% due 11/1/48	342,892
625,000	Colorado International Center Metropolitan District No. 14, General Obligation Limited, 5.875% due 12/1/46	665,012
500,000	Colorado International Center Metropolitan District No. 7, General Obligation Limited, 0.000% due 12/1/51[1]	366,460
300,000	Copper Ridge, CO, Metropolitan District, Revenue Bonds, 4.000% due 12/1/29	305,556
500,000	Cottonwood Hollow, CO, Residential Metropolitan District, General Obligation limited, Refunding, 5.000% due 12/1/51	470,599
245,000	Denver, CO, Urban Renewal Authority, Tax Allocation, Series A, 5.250% due 12/1/39[3]	263,074
590,000	DIATC Metropolitan District, CO, General Obligation Limited, 3.250% due 12/1/29[3]	604,533
490,000	Dinosaur Ridge, CO, Metropolitan District, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	516,906
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,044,499
945,000	Harmony Technology Park, CO, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	1,003,487
1,000,000	HM Metropolitan District No 2, CO, General Obligation Limited, Series 2021, 0.000% due 12/1/51[1]	656,566
500,000	Hunters Overlook, CO, Metropolitan District No. 5, General Obligation Limited, Series A, 5.000% due 12/1/49	535,151
500,000	Independence Metropolitan District No 3, CO, General Obligation Limited, Series A, 6.250% due 12/1/49	531,111
780,000	Lake Bluff, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.250% due 12/1/51	747,189
500,000	Leyden Ranch, CO, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	520,580
500,000	Longs Peak, Co, Metropolitan District, General Obligation Limited, Series 2021, 5.250% due 12/1/51[3]	472,738
500,000	Midcities, CO, Metropolitan District No. 2, Special Revenue, General Obligation Limited, Refunding, Series B, 7.750% due 12/15/46	509,946
1,000,000	Palisade Park, CO, North Metropolitan District No 3, General Obligation Limited, Series 2021, 5.500% due 12/1/51	946,909
500,000	Parkside, CO, City Centre Business Improvement District, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	524,836
200,000	Rampart Range, CO, Metropolitan District No. 5, Revenue Bonds, 4.000% due 12/1/51	197,927
500,000	Reunion, CO, Metropolitan District, Revenue Bonds, Series A, 3.625% due 12/1/44	466,753
500,000	Roam, CO, Metropolitan District No 2, General Obligation Limited, Series 2021, 6.000% due 12/1/51	471,016
See Notes to Schedules of Portfolio Investments
72

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$500,000	Senac, CO, South Metropolitan District No 1, General Obligation Limited, Series A, 5.250% due 12/1/51	$481,072
500,000	Serenity Ridge, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/43	551,310
750,000	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding, 5.000% due 12/1/30	773,607
	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	223,785
325,000	5.000% due 12/1/47	353,533
555,000	STC Metropolitan District No 2, CO, General Obligation Limited, Series A, 3.000% due 12/1/25	567,241
520,000	Thompson Crossing, CO, Metropolitan District No. 4, General Obligation Limited, Refunding, 3.500% due 12/1/29	541,933
600,000	Tri-Pointe Residential, CO, Metropolitan District, General Obligation Limited, Refunding, Series A, 4.500% due 12/1/51	562,541
	Vauxmont, CO, Metropolitan District, General Obligation Limited, Refunding, (AGMC Insured):
250,000	5.000% due 12/1/32	307,146
160,000	5.000% due 12/15/32	179,714
500,000	Waterfront at Foster Lake, CO, Metropolitan District No 2, General Obligation Limited, Series 2022, 5.000% due 12/1/51	487,852
500,000	Waterfront at Foster Lake, CO, Metropolitan District No 2, Revenue Bonds, Series 2022, 4.625% due 12/1/28	490,414
500,000	Westcreek, CO, Metropolitan District No 2, General Obligation Limited, Series A, 5.375% due 12/1/48	531,255
500,000	Westerly, CO, Metropolitan District No. 4, General Obligation Limited, Series A-1, 5.000% due 12/1/50	530,244
		30,369,374
	Connecticut — 0.6%
425,000	Connecticut State Health and Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[3]	454,538
165,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds Refunding, Series G-1, 5.000% due 7/1/50[3]	190,877
125,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/55[3]	135,420
125,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series E, 4.000% due 7/1/41	135,955
125,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Harbor Point Project, Refunding, 5.000% due 4/1/30[3]	142,780
600,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[3]	633,479
45,000	SteelPoint, CT, Infrastructure, Improvement District, Special Obligation Tax Allocation, Steelpointe Harbor Project, 4.000% due 4/1/51	45,720
		1,738,769
	District Of Columbia — 0.8%
225,000	District of Columbia, KIPP Obligated Group, Revenue Bonds, Refunding, Series A, (MBIA Insured), 5.000% due 7/1/27	260,670
3,415,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	762,160
2,000,000	Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	1,181,770
		2,204,600
See Notes to Schedules of Portfolio Investments
73

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — 4.8%
$105,000	Alachua County, FL, Health Facilities Authourity, Revenue Bonds, Series 2021, 4.000% due 10/1/40	$113,550
	Atlantic Beach, FL, Healthcare Facilities, Fleet Landing Project, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	568,639
250,000	5.000% due 11/15/53	276,752
170,000	Capital Trust Agency Inc, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	176,968
160,000	Capital Trust Agency Inc, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[3]	175,859
290,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series A-1, 5.000% due 7/1/56[3]	319,972
6,500,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series B, 0.000% due 7/1/61[1,3]	610,963
250,000	Capital Trust Agency Inc, FL, Viera Charter Schools Inc Project, Revenue Bonds, Series A, 5.000% due 10/15/49[3]	270,296
250,000	Capital Trust Agency Inc, FL, WFCS Portfolio Projects, Revenue Bonds, Series A, 5.000% due 1/1/56[3]	265,690
500,000	City of Pompano Beach, FL, John Knox Vlg Project, Revenue Bonds, Series 2021, 4.000% due 9/1/56	534,444
300,000	Escambia County, FL, Health Facilities Authority, Revenue Bonds, Refunding, Series A, (MBIA Insecured), 4.000% due 8/15/45	325,366
145,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, Series C, 5.000% due 9/15/50[3]	156,771
415,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding,Series C, 4.000% due 2/1/52	446,856
550,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Revenue Bonds, Series A, Prerefunded 8/1/23 @100, 6.000% due 2/1/33	590,789
920,000	Florida Housing Finance Corp., Revenue Bonds, Series 2, (GNMA/FNMA/FHLMC Insured), 3.000% due 7/1/52	966,154
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, Lakewood National & Polo Run Project, 5.375% due 5/1/47	327,816
500,000	Lee County, FL, Industrial Development Authority, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	574,528
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,421,552
750,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, 5.000% due 8/1/40	825,661
1,000,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	1,090,163
55,000	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C, 5.000% due 5/15/25	61,224
145,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Series A, 5.000% due 6/1/55	154,651
5,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Series B, 5.000% due 11/15/42	5,898
	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Village on the Isle Project, Revenue Bonds, Series A:
550,000	5.000% due 1/1/37	586,097
250,000	5.000% due 1/1/42	265,680
See Notes to Schedules of Portfolio Investments
74

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$210,000	Sawyers Landing, FL, Community Development, Special Assessment, 4.250% due 5/1/53	$218,459
500,000	Southeast Overtown Park, FL, West Community Redevelopment Agency, Tax Allocation, Series A-1, 5.000% due 3/1/30[3]	532,801
100,000	St. Johns County, FL, Industrial Development Authority, Vicar’s Landing Project, Revenue Bonds, Refunding, Tax Allocation, Series A, 4.000% due 12/15/46	103,781
160,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36	160,152
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
650,000	3.750% due 5/1/31	686,341
500,000	4.125% due 5/1/37	529,421
		13,343,294
	Georgia — 0.8%
150,000	Atlanta, GA, Urban Redevelopment Agency, Revenue Bonds, Series 2021, 3.625% due 7/1/42[3]	151,431
375,000	DeKalb County, GA, Housing Authority, Senior Living Revenue, Revenue Bonds, Refunding, Series A, 5.250% due 1/1/54[3]	306,237
455,000	Georgia Housing & Finance Authority, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/50	491,413
200,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3&4 Project, Revenue Bonds, Series A, 5.000% due 7/1/60	221,930
370,000	Georgia Municipal Electric Authority, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 1/1/38	416,245
195,000	Houston, GA, Healthcare System, Inc., Revenue Bonds, Series B, 5.000% due 10/1/31[2]	209,810
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, Series A, 5.750% due 6/15/37[3]	384,059
125,000	Monroe County, GA, Development Authority, Revenue Bonds, Series A, 1.500% due 1/1/39[2]	126,118
		2,307,243
	Guam — 0.1%
175,000	Guam Department of Education, Certificate Participation, Refunding, Series A, 5.000% due 2/1/40	193,186
105,000	Guam Government Business Privilege, Revenue Bonds, Refunding, Series F, 4.000% due 1/1/36	115,724
		308,910
	Hawaii — 0.4%
1,000,000	State of Hawaii, Airports System Revenue, Revenue Bonds, Series D, 4.000% due 7/1/36	1,149,934
	Idaho — 0.7%
	Idaho Health Facilities Authority, Kootenai Health Project, Revenue Bonds, Series A:
250,000	4.375% due 7/1/34[3]	264,672
500,000	4.750% due 7/1/44[3]	518,840
250,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/40[3]	276,358
735,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A, 6.000% due 7/1/39[3]	870,293
		1,930,163
See Notes to Schedules of Portfolio Investments
75

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — 13.2%
$250,000	Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	$259,061
100,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series A, 7.000% due 12/1/44	117,095
325,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series A, (AGMC, AMBAC Insured), 5.500% due 12/1/31	426,430
600,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series B, 7.000% due 12/1/42[3]	747,826
	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
400,000	7.000% due 12/1/46[3]	495,830
500,000	4.000% due 12/1/47[4]	526,583
	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured):
150,000	0.000% due 12/1/23[1]	145,966
710,000	0.000% due 12/1/25[1]	660,908
170,000	5.500% due 12/1/26	190,341
550,000	0.000% due 12/1/29[1]	457,083
1,205,000	0.000% due 12/1/31[1]	938,504
765,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series A, Currently Refunded, 5.000% due 12/1/41	766,293
1,150,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	895,667
640,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	688,893
500,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	555,622
600,000	City of Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	480,249
	City of Chicago, IL, General Obligation Unlimited, Refunding, Series A:
150,000	5.000% due 1/1/30	177,475
530,000	5.000% due 1/1/34	630,612
	City of Chicago, IL, General Obligation Unlimited, Refunding, Series C:
305,000	5.000% due 1/1/24	325,504
250,000	0.000% due 1/1/27[1]	217,891
435,000	0.000% due 1/1/31[1]	325,689
	City of Chicago, IL, General Obligation Unlimited, Series B:
261,000	4.000% due 1/1/33	288,161
1,283,000	4.000% due 1/1/38	1,398,539
305,000	City of Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	360,874
150,000	City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Refunding, (AMBAC Insured), 5.750% due 11/1/30	176,240
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	523,519
320,000	Illinois Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	357,885
400,000	Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds, Refunding, 5.000% due 5/15/36	446,253
150,000	Illinois Finance Authority, Lifespace Communities Project, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	151,581
350,000	Illinois Finance Authority, Revenue Bonds, 4.000% due 7/1/35	381,632
	Illinois Finance Authority, Revenue Bonds, Refunding:
230,000	5.000% due 12/1/40	261,017
250,000	5.000% due 12/1/46	282,487
See Notes to Schedules of Portfolio Investments
76

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Illinois Finance Authority, Revenue Bonds, Refunding, Series A:
$300,000	5.000% due 7/1/35	$341,942
250,000	5.000% due 8/15/37	288,885
	Illinois Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,167,146
1,000,000	4.125% due 8/15/37	1,065,521
500,000	Illinois Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Refunding, Series C, 5.000% due 8/15/44	555,134
	Illinois Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	232,180
500,000	5.000% due 7/1/47	431,118
1,035,000	Illinois Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	1,195,983
405,000	Illinois Housing Development Authority, Revenue Bonds, Refunding,Series C, 3.500% due 8/1/46	424,194
355,000	Illinois Housing Development Authority, Revenue Bonds, Series A, (FHLMC/ FNMA / GNMA Insured), 4.250% due 10/1/49	381,785
305,000	Illinois Housing Development Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.000% due 4/1/51	319,118
1,100,000	Illinois Housing Development Authority, Revenue Bonds, Series D, 3.000% due 10/1/51	1,155,163
475,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	509,835
250,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, (BAM Insured), 5.000% due 6/15/30	299,236
620,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, (BAM- TCRS Insured), 5.000% due 6/15/28	739,945
	Illinois Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured):
500,000	0.000% due 6/15/23[1]	491,694
440,000	0.000% due 6/15/26[1]	405,714
500,000	Illinois State University, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 4/1/24	538,587
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, (BAM, NPFG Insured), 0.000% due 6/15/28[1]	216,330
525,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, Series B-1, (AGMC Insured), 0.000% due 6/15/27[1]	467,800
	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured):
485,000	0.000% due 6/15/31[1]	382,083
1,000,000	0.000% due 6/15/36[1]	669,678
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC, MBIA Insured), 0.000% due 12/15/29[1]	1,661,527
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series B, 5.000% due 12/15/40	549,894
250,000	Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 4/1/22[1]	249,438
500,000	Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	503,150
See Notes to Schedules of Portfolio Investments
77

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	State of Illinois, General Obligation Unlimited:
$500,000	5.000% due 1/1/30	$561,407
500,000	5.500% due 5/1/30	618,615
165,000	4.000% due 6/1/35	175,950
1,000,000	5.000% due 2/1/39	1,063,264
	State of Illinois, General Obligation Unlimited, Series C:
500,000	5.000% due 11/1/29	574,335
250,000	4.000% due 10/1/42	270,143
1,000,000	State of Illinois, General Obligation Unlimited, Series D, 5.000% due 11/1/28	1,153,169
	United City of Yorkville, IL, Special Tax, Refunding, (AGMC Insured):
496,000	3.000% due 3/1/25	515,238
250,000	4.000% due 3/1/36	263,039
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Refunding, Series A, (AGMC Insured), 4.000% due 4/1/36	1,084,119
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, Refunding, (AGMC Insured), 2.875% due 3/1/25	518,136
		36,698,205
	Indiana — 2.2%
	Indiana Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
345,000	5.750% due 11/15/28	373,303
330,000	6.500% due 11/15/33	361,005
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
900,000	5.000% due 6/1/32	908,404
300,000	5.000% due 6/1/39	302,642
250,000	Indiana Finance Authority, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 3.000% due 11/1/30	250,313
150,000	Indiana Finance Authority, Pollution Control, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 2.500% due 11/1/30	144,452
	Indiana Finance Authority, Revenue Bonds, Refunding, Series A:
250,000	1.400% due 8/1/29	234,150
455,000	4.000% due 11/15/43	502,260
	Indiana Finance Authority, Revenue Bonds, Series A:
600,000	5.000% due 11/15/38	675,057
100,000	5.250% due 11/15/46	112,699
1,500,000	4.000% due 7/1/50	1,664,312
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	302,174
350,000	5.000% due 4/1/28	352,536
		6,183,307
	Iowa — 0.5%
250,000	Iowa Finance Authority, IA Fertilizer Co Project, Revenue Bonds, 5.250% due 12/1/25	265,876
500,000	Iowa Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series B, 5.250% due 12/1/50[2]	538,511
250,000	Iowa Finance Authority, Senior Housing Revenue, Northcrest Inc Project, Revenue Bonds, Series A, 5.000% due 3/1/33	268,008
210,000	lowa Finance Authority, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/51	216,643
		1,289,038
See Notes to Schedules of Portfolio Investments
78

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kansas — 0.2%
$200,000	City of Manhattan, KS, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/36	$214,481
150,000	Wyandotte County, KS, Kansas City Unified Government, Revenue Bonds, Refunding, 5.000% due 12/1/34	151,844
45,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, Refunding, 4.000% due 12/1/28	45,105
		411,430
	Kentucky — 0.9%
305,000	City of Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	327,898
350,000	City of Ashland, KY, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/36	375,594
	Kentucky Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Series B, (NPFG Insured):
500,000	0.000% due 10/1/26[1]	450,083
500,000	0.000% due 10/1/27[1]	436,603
250,000	Kentucky Economic Development Finance Authority, Healthcare Revenue, Rosedale Green Project, Revenue Bonds, Refunding, 5.750% due 11/15/45	255,164
95,000	Kentucky Public Transportation Infrastructure Authority, Revenue Bonds, Refunding, Series B, (AGMC Insured), 4.000% due 7/1/53	106,961
130,000	Kentucky State University, Certificate Participation, Kentucky State University Project, Refunding, (BAM Insured), 4.000% due 11/1/34	152,477
250,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	287,467
		2,392,247
	Louisiana — 1.2%
250,000	Calcasieu Parish, LA, Memorial Hospital Service District, Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	287,153
870,000	Juban Crossing, LA, Economic Development District, Gen Infrastructure Project, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[3]	875,935
1,250,000	Louisiana Local Govenment Facility & Community Development Authority, Entergy Louisiana LLC Project, Revenue Bonds, Series B, 2.500% due 4/1/36	1,250,640
500,000	Louisiana Public Facilities Authority, Revenue Bonds, Louisiana State University Greenhouse District Phase III Project, Series A, 5.000% due 7/1/59	580,799
250,000	Parish of St. John the Baptist, LA, Revenue Bonds, Refunding, Series A-1, 2.000% due 6/1/37[2]	252,564
		3,247,091
	Maryland — 1.9%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,239,797
250,000	Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36	285,023
250,000	Howard County, MD, Special Obligation, Tax Allocation, Downtown Columbia Project, Series A, 4.125% due 2/15/34[3]	258,976
See Notes to Schedules of Portfolio Investments
79

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — (Continued)
$285,000	Maryland Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	$309,684
740,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series A, 3.000% due 9/1/51	774,398
285,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series C, 3.000% due 9/1/51	299,861
500,000	Maryland Economic Development Corp., Morgan State University Project, Revenue Bonds, 5.000% due 7/1/56	579,096
90,000	Maryland Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	97,691
250,000	Maryland Economic Development Corp., Special Obligation, Tax Allocation, Metro Centre Owings Mills Project, 4.500% due 7/1/44	271,293
500,000	Prince George’s County, MD, Revenue Authority, Tax Allocation, Suitland-Naylor Road Project, 5.000% due 7/1/46[3]	543,594
500,000	Prince George’s County, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[3]	521,417
		5,180,830
	Massachusetts — 0.7%
1,500,000	Commonwealth of Massachusetts, Special Obligation Unlimited, Revenue Bonds,Refunding, (NPFG Insured), 5.500% due 1/1/34	1,974,824
	Michigan — 2.4%
250,000	City of Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	285,007
125,000	Detroit, MI, General Obligation Unlimited, Series A, 5.000% due 4/1/46	145,781
250,000	Flint, MI, Hospital Building Authority, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/38	277,976
280,000	Flint, MI, Hospital Building Authority, Revenue Bonds, Series A, 5.250% due 7/1/39	292,515
1,000,000	Grand Rapids, MI, Charter Township Economic Development Corp., Revenue Bonds, Refunding, 5.000% due 5/15/44	1,127,955
	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A:
600,000	5.000% due 11/1/37	648,311
250,000	5.000% due 11/1/55[3]	277,078
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
65,000	4.750% due 11/15/22	65,788
250,000	5.000% due 11/15/37	276,947
250,000	5.625% due 11/15/41	253,654
240,000	4.000% due 11/15/43[4]	256,790
2,000,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B-2, 0.000% due 6/1/65[1]	257,602
520,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series A, 2.700% due 10/1/56	481,096
1,710,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series C, 4.250% due 6/1/49	1,836,152
250,000	Michigan Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/29	288,505
		6,771,157
See Notes to Schedules of Portfolio Investments
80

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Minnesota — 0.2%
$240,000	City of St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Great RVR School Project, Revenue Bonds, Series A, 5.500% due 7/1/38[3]	$266,477
209,512	Minnesota Housing Finance Agency, Non AMT Non ACE SF Mortgage, Revenue Bonds, Series I, (GNMA / FNMA / FHLMC Insured), 2.800% due 12/1/47	211,816
		478,293
	Mississippi — 0.1%
220,000	Mississippi Business Finance Corp., Revenue Bonds, 2.375% due 6/1/44	195,415
150,000	Mississippi Development Bank, Special Obligation Bonds, Revenue Bonds, Refunding, 4.000% due 10/1/41[3]	163,703
		359,118
	Missouri — 1.3%
405,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Refunding, Series A, 6.000% due 3/1/33	434,885
30,000	City of Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Summit Fair Project, Refunding, 3.500% due 11/1/23[3]	30,049
430,000	Maryland Heights, MO, Industrial Development Authority, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	404,665
100,000	Missouri Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	107,251
250,000	Missouri Health & Educational Facilities Authority, Lutheran Senior SVC Project, Revenue Bonds, Series A, 5.000% due 2/1/42	273,021
	Missouri Health & Educational Facilities Authority, Revenue Bonds:
640,000	5.000% due 2/1/26	687,194
250,000	5.000% due 8/1/45	265,977
100,000	Missouri Health & Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 2/1/28	112,453
60,000	Plaza at Noah’s Ark, MO, Community Improvement District, Refunding, Revenue Bonds, 3.000% due 5/1/26	60,620
355,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	402,139
625,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	688,565
150,000	St. Louis County, MO, Industrial Development Authority, Senior Living Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/48	164,257
		3,631,076
	Nebraska — 0.1%
180,000	Nebraska Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	191,340
	Nevada — 0.6%
195,000	City of Las Vegas, NV, Sales Tax Increment Revenue, Revenue Bonds, 3.500% due 6/15/25[3]	195,076
225,000	City of Las Vegas, NV, Special Improvement District No. 816, Sales Tax Increment, Special Assessment, 2.750% due 6/1/31	219,908
385,000	City of North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	415,655
See Notes to Schedules of Portfolio Investments
81

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Nevada — (Continued)
$335,000	Nevada Department of Business & Industry, Revenue Bonds, Series A, 5.000% due 7/15/27[3]	$368,954
500,000	State of Nevada Department of Business & Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[3]	535,314
		1,734,907
	New Hampshire — 0.4%
972,301	New Hampshire Business Finance Authority, Municipal Certificates, Revenue Bonds, Series 1, Class A, 4.125% due 1/20/34	1,089,472
	New Jersey — 4.4%
1,000,000	New Jersey Economic Development Authority Revenue, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 6/1/29	1,167,309
175,000	New Jersey Economic Development Authority, Beloved Community Chart School, Inc. Project, Revenue Bonds, Series A, 5.000% due 6/15/49[3]	185,860
345,000	New Jersey Economic Development Authority, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	389,994
500,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series I, (State Appropriations), (SIFMA MUNI SWAP INDEX + 1.60%), 1.660% due 3/1/28[5]	505,219
2,500,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,791,733
500,000	New Jersey Health Care Facilities Financing Authority Revenue, Revenue Bonds, St Peters Univerdity Hospital, 5.750% due 7/1/37	501,627
770,000	New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	840,353
355,000	New Jersey Transportation Trust Fund Authority, Agency, Revenue Bonds, Series BB, 4.000% due 6/15/46	386,376
	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[1]	659,662
1,300,000	0.000% due 12/15/39[1]	731,261
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM-TCRS Insured), 0.000% due 12/15/27[1]	893,996
	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured):
185,000	0.000% due 12/15/32[1]	143,038
1,000,000	0.000% due 12/15/34[1]	727,444
550,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[1]	371,343
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	780,236
1,000,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	1,194,053
		12,269,504
	New Mexico — 0.5%
275,000	City of Santa Fe, NM, Retirement Facility Revenue, EL Castillo Retirement Project, Revenue Bonds, Series A, 5.000% due 5/15/34	305,993
500,000	New Mexico Hospital Equipment Loan Council, Revenue Bonds, LA Vida Llena Expansion Project, Series A, 5.000% due 7/1/49	537,925
485,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A-1, Class I, (GNMA / FNMA / FHLMC Insured), 4.250% due 1/1/50	522,979
		1,366,897
See Notes to Schedules of Portfolio Investments
82

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — 4.2%
$435,000	Brookhaven, NY, Local Development Corp., Jefferson’s Ferry Project, Revenue Bonds, Series A, 4.000% due 11/1/55	$470,526
1,250,000	Brooklyn, NY, Arena Local Development Corp., Pilot Revenue, Barclays Ctr Project, Revenue Bonds, Refunding, Series A, 5.000% due 7/15/42	1,410,868
100,000	Build NYC Resource Corp, NY, Revenue Bonds, Series A, 4.000% due 6/15/51	105,105
315,000	Build NYC Resource Corp, NY, Revenue Bonds,Series A, 5.000% due 12/1/41[3]	351,434
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	510,114
250,000	Huntington, NY, Local Development Corp., Fountaingate Garden Project, Revenue Bonds, Series A, 5.250% due 7/1/56	268,069
395,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Refunding, Series D-2-B, (AGMC Insured), (SOFR* 0.67 + 0.55%), 0.584% due 11/1/32[5]	394,591
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series A-3, (SIFMA MUNI SWAP INDEX + 0.50%), 0.560% due 11/15/42[5]	250,021
	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C-1:
250,000	4.750% due 11/15/45	286,492
120,000	5.000% due 11/15/50	139,398
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D, 4.000% due 11/15/46	530,787
	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D-2:
500,000	0.000% due 11/15/32[1]	381,234
500,000	4.000% due 11/15/47	536,350
325,000	4.000% due 11/15/48	348,381
175,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D-3, 4.000% due 11/15/49	187,495
115,000	Monroe County, NY, Industrial Development Corp, St. Ann’s Community Project, Revenue Bonds, 5.000% due 1/1/50	120,819
150,000	Monroe County, NY, Industrial Development Corp, St. Ann’s Community Project, Revenue Bonds, Refunding, 5.000% due 1/1/40	156,126
460,000	New York City, NY, Water and Sewer System, Revenue Bonds, Refunding, Series BB2, 4.000% due 6/15/42	522,560
700,000	New York State, Dormitory Authority, Non State Supported Debt, Revenue Bonds, Refunding, 5.000% due 12/1/32[3]	810,249
330,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	344,473
1,415,000	New York State, Urban Development Corp., Revenue Bonds, Refunding, Series C, 5.000% due 3/15/50	1,710,265
	New York Transportation Development Corp., Revenue Bonds, Refunding, Series C:
500,000	5.000% due 12/1/32	604,629
500,000	5.000% due 12/1/34	602,566
150,000	Sullivan County, NY, Special Assessment, Adelaar Infrastructure Project, Series E-1, 4.850% due 11/1/31[3]	156,139
500,000	Sullivan County, NY, Special Assessment, Adelaar Infrastructure Project, Series E-2, 5.350% due 11/1/49[3]	518,446
		11,717,137
	North Carolina — 0.6%
975,000	North Carolina Housing Finance Agency, Revenue Bonds, Series 46-A, (GNMA / FNMA / FHLMC Insured), 3.000% due 7/1/51	1,021,768
500,000	North Carolina Medical Care Commission, Retirement Facilities Revenue, 1st Mortgage-Carolina Vlg Project, Revenue Bonds, Series B, 5.000% due 4/1/47	506,546
See Notes to Schedules of Portfolio Investments
83

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Carolina — (Continued)
$215,000	North Carolina Medical Care Commission, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/34	$238,779
		1,767,093
	North Dakota — 0.3%
195,000	North Dakota Housing Finance Agency, Revenue Bonds, Series A, 3.000% due 1/1/52	204,368
500,000	Ward County, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	570,643
		775,011
	Ohio — 2.5%
2,500,000	Buckeye Tobacco, OH, Settlement Financing Authority, Revenue Bonds, Refunding, Series B-3, 0.000% due 6/1/57[1]	391,909
1,000,000	Buckeye Tobacco, OH, Settlement Financing Authority, Revenue Bonds, Series B-2, 5.000% due 6/1/55	1,099,189
600,000	City of Centerville, OH, Healthcare Revenue, Revenue Bonds, Refunding, 5.250% due 11/1/50	643,543
100,000	Cleveland-Cuyahoga County, OH, Port Authority, Tax Allocation, Sub-Flats East Bank Project, Refunding, Series B, 4.500% due 12/1/55	103,124
455,000	Cuyahoga County, OH, Hospital Revenue, Revenue Bonds, Refunding, 5.500% due 2/15/52	535,197
345,000	Franklin County, OH, Revenue Bonds, Refunding, 5.250% due 11/15/55	380,212
1,000,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Revenue Bonds, Refunding, Series A, 5.250% due 11/15/48	1,172,706
475,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/50	537,104
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds, Refunding:
300,000	5.750% due 12/1/32	307,677
500,000	6.000% due 12/1/42	512,621
	State of Ohio, Revenue Bonds, Refunding:
250,000	5.000% due 12/1/28[3]	267,186
420,000	5.000% due 12/1/33[3]	442,642
250,000	5.000% due 12/1/38[3]	261,669
300,000	5.000% due 12/1/48[3]	310,153
		6,964,932
	Oklahoma — 0.3%
635,000	Norman, OK, Regional Hospital Authority, Revenue Bonds, Refunding, 4.000% due 9/1/37	688,577
375,000	Oklahoma Development Finance Authority, Revenue Bonds, Series A, 5.000% due 8/1/52[6]	412
		688,989
	Oregon — 0.3%
125,000	Clackamas County, OR, Hospital Facility Authority, Oregon Senior Living, Rose Villa Project, Revenue Bonds, Refunding, Series A, 5.125% due 11/15/40	135,213
250,000	Multnomah County, OR, Hospital Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/56	255,295
395,000	Polk County, OR, Oregon Hospital Facility Authority, Dollas Retirement Vlg Project, Revenue Bonds, Series A, 5.125% due 7/1/55	401,605
See Notes to Schedules of Portfolio Investments
84

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Oregon — (Continued)
$130,000	Yamhill County, OR, Hospital Authority, Revenue Bonds, Series A, 5.000% due 11/15/51	$147,053
		939,166
	Pennsylvania — 4.5%
500,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/47	581,986
1,000,000	Berks County, PA, Industrial Development Authority, Tower Health Project, Revenue Bonds, Refunding, 5.000% due 11/1/47	1,062,155
325,000	Berks County, PA, Municipal Authority, Tower Health Project, Revenue Bonds, Refunding, Series A, 5.000% due 2/1/28	368,046
150,000	Berks County, PA, Municipal Authority, Tower Health Project, Revenue Bonds, Series B-3, 5.000% due 2/1/40[2]	171,088
270,000	Bucks Country, PA, Industrial Development Authority, Grand view Hospital Project, Revenue Bonds, 4.000% due 7/1/46	294,104
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Avon Grove Chart School Project, Refunding, Series A, 5.000% due 12/15/51	138,904
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	443,071
250,000	6.000% due 6/1/46	274,384
500,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, Refunding, 5.000% due 1/1/29	551,403
250,000	Delaware Valley, PA, Regional Finance Authority, Revenue Bonds, Series C, (3M USD LIBOR * 0.67 + 0.75%), 0.864% due 6/1/37[5]	244,926
1,000,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	1,107,440
200,000	Franklin County, PA, Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	216,742
	Lancaster County, PA, Hospital Authority, Revenue Bonds, Refunding:
250,000	5.000% due 3/1/40	277,315
350,000	5.000% due 3/1/45	385,621
445,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	485,712
1,000,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, Series B, 3.250% due 5/1/55[4]	975,862
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
600,000	5.250% due 1/15/27	668,057
250,000	5.250% due 1/15/46	278,292
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	106,394
500,000	5.000% due 11/15/36	572,797
100,000	5.000% due 12/1/46	107,514
250,000	Montgomery County, PA, Industrial Development Authority, Waverly Heights, Limited. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	280,984
	Northampton County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
250,000	5.000% due 11/1/44	276,699
300,000	5.000% due 11/1/49	331,053
1,000,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/44	1,228,085
	Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, Refunding:
100,000	5.000% due 8/1/30	114,231
115,000	5.000% due 6/15/40[3]	130,812
425,000	5.000% due 8/1/40	496,706
See Notes to Schedules of Portfolio Investments
85

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	$161,213
100,000	Westmoreland County, PA, Industrial Development Authority, Excela Health Project, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/25	108,580
		12,440,176
	Puerto Rico — 6.7%
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,097
	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A:
200,000	5.000% due 7/1/21[6]	187,250
60,000	5.000% due 7/1/22[6]	56,100
205,000	5.250% due 7/1/23[6]	193,725
1,690,000	5.000% due 7/1/41[6]	1,537,900
140,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series B, 3.900% due 7/1/49[6]	127,050
235,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series E, 5.375% due 7/1/30[6]	231,475
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Series A:
1,500,000	5.000% due 7/1/35[3]	1,813,235
250,000	5.000% due 7/1/37[3,4]	306,164
2,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Series B, 4.000% due 7/1/42	2,245,086
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A:
145,000	5.000% due 7/1/33	147,559
300,000	5.125% due 7/1/37	305,450
1,000,000	Puerto Rico Electric Power Authority, Power Revenue, Revenue Bonds, Series XX-RSA-1, 5.250% due 7/1/40[6]	1,033,750
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,514
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	617,490
75,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	76,541
860,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 0.664% due 7/1/29[5]	867,434
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A-RSA-1, 7.000% due 7/1/40[6]	530,000
85,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	87,550
300,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	305,644
510,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	520,478
10,000	Puerto Rico Highway & Transportation Authority, Revenue Bonds, (AMBAC Insured), 0.000% due 7/1/25[1]	8,747
455,000	Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), (Consumer Price Index YoY + 1.12%), 7.342% due 7/1/28	436,276
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	431,154
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, Refunding:
250,000	5.000% due 10/1/31	254,677
400,000	4.000% due 7/1/40	441,600
See Notes to Schedules of Portfolio Investments
86

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Refunding, ANA G Mendez University Project, Revenue Bonds, 5.500% due 12/1/31	$100,250
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	501,250
540,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue,Revenue Bonds, Series A, (AMBAC Insured), 0.000% due 7/1/37[1]	263,959
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, Class 2, (AMBAC Insured):
209,663	0.000% due 8/1/47[1]	70,576
323,124	0.000% due 8/1/54[1]	77,312
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A-1:
7,000	0.000% due 7/1/24[1]	6,656
14,000	0.000% due 7/1/29[1]	11,721
18,000	0.000% due 7/1/31[1]	14,039
1,500,000	0.000% due 7/1/46[1]	487,012
11,493,000	0.000% due 7/1/51[1]	2,692,302
500,000	5.000% due 7/1/58	555,763
500,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A-2, 4.784% due 7/1/58	547,982
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	187,940
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	98,750
150,000	5.000% due 6/1/36	147,000
		18,585,458
	Rhode Island — 0.8%
750,000	Rhode Island Health and Educational Building Corp., Revenue Bonds, Refunding, Series B, 5.000% due 9/1/36	829,178
440,000	Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA / FNMA / FHLMC Insured), 4.000% due 10/1/48	469,725
5,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	850,088
		2,148,991
	South Carolina — 1.9%
2,760,004	Connector 2000 Association, Inc., SC, Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	687,169
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Revenue Bonds, Series A-1, 0.000% due 1/1/32[1]	253,003
105,000	South Carolina Jobs-Economic Development Authority, Green Charter Schools Project, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/56	107,593
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[3]	443,384
1,090,000	5.000% due 10/1/41[3]	1,166,525
800,000	South Carolina Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	857,942
200,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	229,815
See Notes to Schedules of Portfolio Investments
87

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — (Continued)
	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series B:
$500,000	5.000% due 12/1/37	$581,495
500,000	5.000% due 12/1/41	579,762
5,000	South Carolina Public Service Authority, Revenue Bonds, Series E, 5.250% due 12/1/55	5,895
205,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC/ FHA Insured), 4.000% due 7/1/36	216,608
		5,129,191
	Tennessee — 0.5%
	Metropolitan Government Nashville County, IL, Industrial Development Board, Special Assessment, Series 2021A:
50,000	0.000% due 6/1/43[1,3]	18,369
40,000	4.000% due 6/1/51[3]	39,589
1,000,000	Metropolitan Nashville Airport Authority, TN, Revenue Bonds, Series A, 5.000% due 7/1/54	1,188,525
		1,246,483
	Texas — 4.2%
645,000	Arlington, TX, Higher Education Finance Corp., Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	717,823
	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A:
295,000	2.750% due 12/1/26	298,264
210,000	4.375% due 2/15/51	202,630
500,000	City of Plano, TX, Special Assessment, 4.000% due 9/15/51[3]	501,172
360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	368,856
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,630,039
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	153,239
500,000	Matagorda County, TX, Navigation District No. 1, Revenue Bonds, Refunding, Series A, (AMBAC Insured), 4.400% due 5/1/30	575,068
215,000	New Hope, TX, Cultural Education Facilities Finance Corp., Blinn College Project, Revenue Bonds, Series A, 5.000% due 7/1/40	239,151
375,000	New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Morningside Ministries Project, Revenue Bonds, Series A, 5.000% due 1/1/35	410,859
950,000	New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	1,064,891
160,000	New Hope, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, 4.000% due 8/15/51[3]	168,424
500,000	New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue Bonds, Series A, 5.000% due 4/1/42	586,640
250,000	New Hope, TX, Cultural Education Facilities Finance Corp., Wesleyan Homes Inc Project, Revenue Bonds, 5.500% due 1/1/49	256,471
400,000	New Hope, TX, Cultural Education Facilities Finance Corp., Wesleyan Homes Inc Project, Revenue Bonds, Refunding, 5.000% due 1/1/55	405,818
	Newark, TX, Higher Education Finance Corp., Education Revenue, Revenue Bonds:
300,000	5.000% due 6/15/33	303,690
500,000	5.000% due 6/15/38	505,925
See Notes to Schedules of Portfolio Investments
88

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$230,000	Newark, TX, Higher Education Finance Corp., Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	$233,786
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Air Force Villages Project, Revenue Bonds, Refunding:
70,000	4.000% due 5/15/31	73,095
625,000	5.000% due 5/15/45	660,065
250,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Air Force Villiages Project, Revenue Bonds, Refunding, 4.000% due 5/15/27	263,272
150,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding, 5.000% due 11/15/35	164,428
155,000	Texas Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	167,257
1,000,000	Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds, Series C, (3M USD LIBOR * 0.66 + 0.69%), 0.824% due 9/15/27[5]	1,000,119
700,000	Town of Little Elm, TX, Special Assessment, Series A, 5.375% due 9/1/51[3]	665,228
		11,616,210
	Utah — 0.6%
500,000	Hideout, UT, Local District No. 1, Special Assessment, 6.750% due 8/1/37[3]	513,053
270,000	Mida Mountain Village, UT, Public Infrastructure District, Special Assessment, 4.000% due 8/1/50[3]	270,578
250,000	Mida Mountain Village, UT, Public Infrastructure District, Special Assessment, Series A, 5.000% due 8/1/50	272,990
750,000	UIPA Crossroads Public Infrastructure District, UT, Tax Allocation, Series 2021, 4.375% due 6/1/52[3]	723,673
		1,780,294
	Vermont — 0.1%
260,000	Vermont Economic Development Authority, Revenue Bonds, Series A, 4.000% due 5/1/37	276,526
	Virginia — 2.8%
165,000	Albemarle County, VA, Economic Development Authority, Revenue Bonds, Refunding, Series 2022, 4.000% due 6/1/42[4]	183,711
750,000	Farmville, VA, Industrial Development Authority, Longwood University Student Project, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	858,114
500,000	Farmville, VA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/50	573,616
	Hanover County, VA, Economic Development Authority, Care Facilities Revenue, Covenant Woods, Revenue Bonds, Refunding:
255,000	4.000% due 7/1/30[3,4]	266,647
500,000	5.000% due 7/1/38	540,009
295,000	Henrico County, VA, Economic Development Authority, Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	339,610
500,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	537,714
600,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series C, 5.000% due 12/1/47	680,197
See Notes to Schedules of Portfolio Investments
89

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — (Continued)
	James City County, VA, Economic Development Authority, Revenue Bonds, Series A:
$500,000	4.000% due 12/1/40	$541,127
140,000	4.000% due 6/1/41	148,655
500,000	Newport News, VA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[3]	562,948
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[3]	1,100,411
500,000	Virginia Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	530,411
250,000	Virginia Small Business Financing Authority, Revenue Bonds, Refunding, Series A, 4.000% due 1/1/45	274,800
500,000	Virginia Small Business Financing Authority, Revenue Bonds, Series A, 5.000% due 1/1/32	592,579
		7,730,549
	Washington — 2.1%
235,000	Kalispel Tribe of Indians, WA, Priority District, Revenue Bonds, Series B, 5.250% due 1/1/38[3]	272,371
	Washington Health Care Facilities Authority, Revenue Bonds:
300,000	5.000% due 8/15/34	343,551
1,125,000	5.000% due 12/1/36	1,261,590
200,000	Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Series A-2, 5.000% due 8/1/30	244,723
500,000	Washington State Convention Center Public Facilities District, Revenue Bonds, 4.000% due 7/1/31	557,075
	Washington State Convention Center Public Facilities District, Revenue Bonds, Refunding, Series B:
260,000	4.000% due 7/1/31	294,314
295,000	3.000% due 7/1/35	298,961
265,000	3.000% due 7/1/58	242,895
625,000	Washington State Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[3]	663,504
495,303	Washington State Housing Finance Commission, Revenue Bonds, Series A-1, 3.500% due 12/20/35	523,511
500,000	Washington State Housing Finance Commission, Rockwood Retirement Communities, Revenue Bonds, 5.000% due 1/1/55[3]	518,302
500,000	Washington State Housing Finance Commission, Rockwood Retirement Communities, Revenue Bonds, Series A, 5.000% due 1/1/56[3]	518,000
		5,738,797
	West Virginia — 0.1%
250,000	West Virginia Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	287,790
	Wisconsin — 3.9%
250,000	Public Finance Authority, WI, Charter Day School Inc Project, Revenue Bonds, Series A, 5.000% due 12/1/45[3]	275,242
250,000	Public Finance Authority, WI, Charter School Portfolio Project, Revenue Bonds, Series A-1, 5.000% due 1/1/55[3]	265,136
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[3]	555,067
235,000	Public Finance Authority, WI, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/51	247,407
115,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/41	129,538
110,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Series A, 4.000% due 7/1/51[3]	115,911
See Notes to Schedules of Portfolio Investments
90

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
January 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
$250,000	5.000% due 9/1/49[3]	$261,704
500,000	5.000% due 9/1/54[3]	553,977
135,000	Public Finance Authority, WI, Revenue Bonds, 5.000% due 4/1/50[3]	151,507
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	288,703
	Public Finance Authority, WI, Revenue Bonds, Refunding, Series A:
375,000	5.000% due 6/1/29[3]	411,170
250,000	5.000% due 1/1/35	285,616
750,000	5.000% due 1/1/46	839,686
1,000,000	Public Finance Authority, WI, Revenue Bonds, Series A, 4.000% due 7/1/51	1,107,944
295,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[3]	313,002
500,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, Series A, 4.000% due 6/15/40[3]	505,310
	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A:
350,000	5.250% due 5/15/37[3]	375,197
100,000	4.000% due 10/1/51	108,770
55,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24[3]	57,365
500,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/53	575,845
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,156,938
	Wisconsin Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding:
955,000	5.000% due 6/1/41	1,027,033
70,000	4.000% due 12/1/41	72,232
110,000	4.000% due 1/1/47	114,154
215,000	4.000% due 1/1/57	220,722
35,000	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Series B, 0.400% due 5/1/45[2]	34,596
715,000	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	760,836
		10,810,608
	Other Territory — 0.4%
717,345	Federal Home Loan Mortgage Corporation Multifamily 2019ML-05 Certificates, Revenue Bonds, Class AUS, 3.400% due 1/25/36	787,305
263,484	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class AUS, 2.032% due 1/25/38	250,872
716,465	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class XUS, 2.055% due 1/25/38[2]	143,062
		1,181,239
	TOTAL MUNICIPAL BONDS (Cost $263,994,076)	273,196,966
TOTAL INVESTMENTS (Cost $263,994,076)	98.6%	$273,196,966
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4	3,880,106
NET ASSETS	100.0%	$277,077,072
See Notes to Schedules of Portfolio Investments
91

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
January 31, 2022 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of January 31, 2022.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At January 31, 2022, these securities, which are not illiquid, amounted to $42,068,116 or 15.2% of net assets for the Fund.
[4]	When-issued security.
[5]	Floating Rate Bond. Rate shown is as of January 31, 2022.
[6]	This security is in default. See Note 1.

Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Schedules of Portfolio Investments
92

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Notes to Schedules of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
As of January 31, 2022, The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in
93

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Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at January 31, 2022. The High Yield Municipal Portfolio had all investments with corresponding states at Level 2 at January 31, 2022.
The Portfolios did not recognize any Level 3 transfers as of the quarter ended January 31, 2022. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of January 31, 2022 in valuing the assets and liabilities of the Quantitative U.S. Small Cap Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:
Quantitative U.S. Small Cap Equity Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Air Freight & Logistics	$10,202	$—	$—	$10,202
Auto Components	7,079	—	—	7,079
Automobiles	11,355	—	—	11,355
Banks	175,397	—	—	175,397
Beverages	12,341	—	—	12,341
Biotechnology	116,282	—	—	116,282
Building Products	46,917	—	—	46,917
Capital Markets	28,428	—	—	28,428
Chemicals	46,330	—	—	46,330
Commercial Services & Supplies	23,289	—	—	23,289
Construction & Engineering	12,120	—	—	12,120
Consumer Finance	18,859	—	—	18,859
Diversified Consumer Services	7,715	—	—	7,715
Diversified Telecommunication Services	28,387	—	—	28,387
Electronic Equipment, Instruments & Components	34,790	—	—	34,790
Energy Equipment & Services	19,136	—	—	19,136
Equity Real Estate Investment Trusts	115,010	—	—	115,010
Food & Staples Retailing	19,541	—	—	19,541
Gas Utilities	24,708	—	—	24,708
Health Care Equipment & Supplies	16,933	—	—	16,933
Health Care Providers & Services	46,567	—	—	46,567
Health Care Technology	14,761	—	—	14,761
94

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Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Hotels, Restaurants & Leisure	$23,729	$—	$—	$23,729
Household Durables	40,936	—	—	40,936
Insurance	35,267	—	—	35,267
Interactive Media & Service	12,676	—	—	12,676
IT Services	52,679	—	—	52,679
Leisure Equipment & Products	17,477	—	—	17,477
Machinery	11,109	—	—	11,109
Media	28,791	—	—	28,791
Metals & Mining	20,330	—	—	20,330
Mortgage Real Estate Investment Trusts	24,310	—	—	24,310
Multi-Utilities	23,497	—	—	23,497
Oil, Gas & Consumable Fuels	62,487	—	—	62,487
Paper & Forest Products	7,905	—	—	7,905
Personal Products	18,044	—	—	18,044
Pharmaceuticals	39,524	—	0*	39,524
Professional Services	42,510	—	—	42,510
Real Estate Management & Development	12,408	—	—	12,408
Semiconductors & Semiconductor Equipment	48,439	—	—	48,439
Software	41,393	—	—	41,393
Specialty Retail	29,185	—	—	29,185
Thrifts & Mortgage Finance	13,922	—	—	13,922
Trading Companies & Distributors	62,704	—	—	62,704
Wireless Telecommunication Services	6,475	—	—	6,475
Total Common Stocks	1,511,944	—	—	1,511,944
Repurchase Agreement	—	14,409	—	14,409
Investment of Security Lending Collateral	32,169	—	—	32,169
Total Investments	1,544,113	14,409	0	1,558,522
Total	$1,544,113	$14,409	$0	$1,558,522
* Includes one security priced at $0.
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$22,353,711	$—	$—	$22,353,711
U.S. Treasury Bills	—	108,885,350	—	108,885,350
Repurchase Agreement	—	10,572,523	—	10,572,523
Purchased Options
Calls	973,486,800	—	—	973,486,800
Puts	153,450	—	—	153,450
Total Purchased Options	973,640,250	—	—	973,640,250
Total Investments	995,993,961	119,457,873	—	1,115,451,834
Total	$995,993,961	$119,457,873	$—	$1,115,451,834
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LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(694,737,900)	$—	$—	$(694,737,900)
Puts	(11,345,600)	—	—	(11,345,600)
Total Written Options	(706,083,500)	—	—	(706,083,500)
Total	$(706,083,500)	$—	$—	$(706,083,500)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Fund	$1,274,724	$—	$—	$1,274,724
U.S. Treasury Bills	—	4,494,942	—	4,494,942
Repurchase Agreement	—	191,134	—	191,134
Purchased Options
Calls	38,381,200	—	—	38,381,200
Puts	6,050	—	—	6,050
Total Purchased Options	38,387,250	—	—	38,387,250
Total Investments	39,661,974	4,686,076	—	44,348,050
Total	$39,661,974	$4,686,076	$—	$44,348,050
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(27,391,100)	$—	$—	$(27,391,100)
Puts	(604,232)	—	—	(604,232)
Total Written Options	(27,995,332)	—	—	(27,995,332)
Total	$(27,995,332)	$—	$—	$(27,995,332)
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Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$49,188,837	$—	$49,188,837
Federal National Mortgage Association	—	38,760,422	—	38,760,422
Total Agency Notes	—	87,949,259	—	87,949,259
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	42,971,841	—	42,971,841
Federal National Mortgage Association	—	74,014,416	—	74,014,416
Government National Mortgage Association	—	564,601	—	564,601
Total Mortgage-Backed Securities	—	117,550,858	—	117,550,858
Corporate Notes
Banking	—	36,467,179	—	36,467,179
Beverages, Food & Tobacco	—	10,568,448	—	10,568,448
Communications	—	17,146,890	—	17,146,890
Computer Software & Processing	—	22,981,588	—	22,981,588
Heavy Machinery	—	8,790,307	—	8,790,307
Insurance	—	5,284,600	—	5,284,600
Media - Broadcasting & Publishing	—	7,306,283	—	7,306,283
Pharmaceuticals	—	9,485,533	—	9,485,533
Total Corporate Notes	—	118,030,828	—	118,030,828
U.S. Treasury Notes/Bonds	—	76,466,953	—	76,466,953
Repurchase Agreement	—	6,506,766	—	6,506,766
Investment of Security Lending Collateral	11,155,701	—	—	11,155,701
Total Investments	11,155,701	406,504,664	—	417,660,365
Total	$11,155,701	$406,504,664	$—	$417,660,365
Short Term Tax Aware Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Health Care Services	$—	$488,253	$—	$488,253
Municipal Bonds
Alabama	—	909,325	—	909,325
Arizona	—	953,390	—	953,390
California	—	2,213,794	—	2,213,794
Colorado	—	1,081,373	—	1,081,373
Connecticut	—	2,184,728	—	2,184,728
Delaware	—	261,194	—	261,194
District of Columbia	—	1,093,929	—	1,093,929
Florida	—	3,178,036	—	3,178,036
Georgia	—	103,804	—	103,804
Illinois	—	2,939,906	—	2,939,906
Kansas	—	401,083	—	401,083
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Kentucky	$—	$974,890	$—	$974,890
Louisiana	—	507,498	—	507,498
Maryland	—	790,330	—	790,330
Michigan	—	1,906,865	—	1,906,865
Minnesota	—	549,648	—	549,648
Nebraska	—	98,861	—	98,861
Nevada	—	622,142	—	622,142
New Jersey	—	2,996,093	—	2,996,093
New Mexico	—	358,523	—	358,523
New York	—	4,855,256	—	4,855,256
North Carolina	—	273,057	—	273,057
Ohio	—	2,185,750	—	2,185,750
Pennsylvania	—	8,401,217	—	8,401,217
Rhode Island	—	405,280	—	405,280
South Carolina	—	569,918	—	569,918
South Dakota	—	227,058	—	227,058
Tennessee	—	264,474	—	264,474
Texas	—	6,879,305	—	6,879,305
Virginia	—	668,267	—	668,267
Washington	—	1,711,938	—	1,711,938
Wisconsin	—	1,280,728	—	1,280,728
Wyoming	—	403,717	—	403,717
Total Municipal Bonds	—	52,251,377	—	52,251,377
Repurchase Agreement	—	2,079,919	—	2,079,919
Investment of Security Lending Collateral	558,180	—	—	558,180
Registered Investment Companies	546,732	—	—	546,732
Total Investments	1,104,912	54,819,549	—	55,924,461
Total	$1,104,912	$54,819,549	$—	$55,924,461
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus ("COVID-19") emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 have become more widely available, the future impact of COVID-19 is currently unknown, and the pace of recovery may vary from market to market, which may exacerbate other risks that apply to the Fund’s Portfolio(s), including political, social and economic risks. Any such impact could adversely affect the Portfolios’ performance, the performance of the securities in which the Portfolios invest and may lead to losses on your investment in the Fund’s Portfolio(s). The ultimate impact of COVID-19 on the financial performance of the Portfolios’ investments is not reasonably estimable at this time.
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held
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and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of January 31, 2022 are presented in each Portfolio’s Schedule of Portfolio Investments.
As of January 31, 2022, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,720,603	$(1,720,603)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$10,053,911	$(10,053,911)	$—	$—	$—
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$16,840	$(16,840)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$14,409	$(14,409)	$—	$—	$—
Quantitative International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$121,997	$(121,997)	$—	$—	$—
Responsible ESG U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$155,349	$(155,349)	$—	$—	$—
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$135,519	$(135,519)	$—	$—	$—
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Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$4,139,666	$(4,139,666)	$—	$—	$—
Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$219,801	$(219,801)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,568,103	$(1,568,103)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$52,163,448	$(52,163,448)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$248,423	$(248,423)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$10,572,523	$(10,572,523)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$191,134	$(191,134)	$—	$—	$—
Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$6,506,766	$(6,506,766)	$—	$—	$—
Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,079,919	$(2,079,919)	$—	$—	$—
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(a) The value of the related collateral exceeded the value of the net position in the repurchase agreements as of January 31, 2022. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the period ended January 31, 2022. During the period ended January 31, 2022, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of January 31, 2022, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $33,056,222 and $2,761,390, respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $121,256,124 and $3,796,136 was pledged as collateral by Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the period ended January 31, 2022. During the period ended January 31, 2022, the cash collateral received by the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio,
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Small Cap Equity Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments . Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
As of January 31, 2022, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Core Equity Portfolio	$495,418	$493,792	—	0.04
Quantitative U.S. Small Cap Equity Portfolio	48,936	32,169	16,730	3.13
Quantitative International Equity Portfolio	3,194,227	2,259,441	998,648	8.62
Women in Leadership U.S. Equity Portfolio	232,531	232,733	—	0.87
Quantitative U.S. Long/Short Equity Portfolio	2,411,408	1,176,266	1,272,745	2.17
Quantitative U.S. Total Market Equity Portfolio	784,682	784,096	—	1.59
Small Cap Equity Portfolio	79,778,639	48,554,045	31,431,558	5.14
Core Fixed Income Portfolio	10,940,622	11,155,701	—	2.60
Short Term Tax Aware Fixed Income Portfolio	546,732	558,180	—	0.92
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of January 31, 2022.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of January 31, 2022, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $40,691,550 to State Street, as collateral for short sales. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $9,203,986, and $11,651,890, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
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THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve could raise interest rates at any time.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
Management has evaluated events or transactions subsequent to January 31, 2022 through the date the schedules of investments were filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
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